UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street

New York, New York 10036

(Address of principal executive offices) (Zip code)

Michael R. Rosella, Esq.

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1012

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1.	Reports to Stockholders.

Excelsior Tax-Exempt Funds, Inc. currently offers shares in seven managed investment portfolios: Tax-Exempt Money Fund, New York Tax-Exempt Money Fund, Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. Each Fund is included in one of the two reports included herein.

MONEY MARKET

FUNDS

SEMI-ANNUAL REPORT

September 30, 2004

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

Internet	Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, Excelsior Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Excelsior Funds Form N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Money Fund

Principal Amount		Rate	Value (Note 1)
CERTIFICATES OF DEPOSIT — 7.48%
$ 75,000,000	Washington Mutual Corp., 10/01/04	1.590%	$75,000,000
50,000,000	Wells Fargo Co., 11/03/04	1.770	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $125,000,000)		125,000,000

COMMERCIAL PAPER — 38.84%
75,000,000	American Express Credit Corp., Discount Note, 10/06/04	1.700	74,982,292
75,000,000	BNP Paribas, Discount Note, 10/01/04	1.870	75,000,000
75,000,000	Danske Bank, Discount Note, 11/03/04	1.765	74,878,656
75,000,000	Dexia, Discount Note, 11/03/04	1.775	74,877,969
75,000,000	General Electric Company, Discount Note, 11/03/04	1.770	74,878,312
50,000,000	*Goldman Sachs, 11/09/04	1.660	50,000,000
75,000,000	IBM Corp., 10/05/04	1.720	74,985,667
75,000,000	‡Ranger Funding, Discount Note, 11/05/04	1.790	74,869,479
75,000,000	UBS Finance Corp., Discount Note, 10/05/04	1.760	74,985,333

	TOTAL COMMERCIAL PAPER (Cost $649,457,708)		649,457,708

CORPORATE BONDS — 5.72%
70,000,000	*Countrywide Home Loan Corp., MTN, 01/18/05	1.670	70,001,901
25,645,000	*Wells Fargo Co., MTN, 10/01/04	2.100	25,645,000

	TOTAL CORPORATE BONDS (Cost $95,646,901)		95,646,901

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 44.76%
100,000,000	Federal Home Loan Bank, Discount Note, 10/15/04	1.740	99,932,333
350,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 11/24/04	1.780	349,065,500

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — (continued)
$100,000,000	Federal National Mortgage Association, Discount Note, 11/15/04	1.790%	$99,776,250
200,000,000	Federal National Mortgage Association, Discount Note, 11/05/04	1.760	199,657,778

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $748,431,861)		748,431,861

Shares
SHORT-TERM INVESTMENT — 0.01%
175,501	@Dreyfus Government Cash Management Fund (Cost $175,501)		175,501

Principal Amount
REPURCHASE AGREEMENT — 3.29%
$ 55,000,000	Morgan Stanley Dean Witter, 1.83%, dated 9/30/04, due 10/01/04, to be repurchased at $55,002,796 (collateralized by U.S. Government obligations ranging in par value $500,000-$25,750,000, 0.00%-7.00%, 6/13/05-1/27/23; total market value $55,003,092) (Cost $55,000,000)		55,000,000

TOTAL INVESTMENTS (Cost $1,673,711,971)	100.10%	$1,673,711,971

OTHER ASSETS & LIABILITIES (NET)	(0.10)	(1,704,102)

NET ASSETS	100.00%	$1,672,007,869

Discount	Note—The rate reported is the discount rate at the time of purchase.
*	Variable rate security—The rate disclosed is as of September 30, 2004.
‡	Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $74,869,479 or 4.48% of net assets.

MTN—Medium Term Note

@	Registered Investment Company

See Notes to Financial Statements.

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government Agency Mortgage Obligations	44.76%	$748,431,861
Commercial Paper	38.84	649,457,708
Certificates of Deposit	7.48	125,000,000
Corporate Bonds	5.72	95,646,901
Repurchase Agreement	3.29	55,000,000
Registered Investment Company	0.01	175,501

Total Investments	100.10%	$1,673,711,971
Other Assets & Liabilities (Net)	(0.10)	(1,704,102)

Net Assets	100.00%	$1,672,007,869

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Government Money Fund

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 97.74%
$ 26,300,000	Federal Farm Credit Bank, Discount Note, 10/07/04	1.650%	$26,292,768
23,000,000	Federal Home Loan Bank, Discount Note, 10/13/04	1.740	22,986,660
175,000,000	10/22/04	1.740	174,822,375
150,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 11/24/04	1.780	149,599,500
150,000,000	Federal National Mortgage Association, Discount Note, 11/15/04	1.790	149,664,375

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $523,365,678)		523,365,678

Shares
SHORT-TERM INVESTMENT — 0.12%
650,898	@Dreyfus Treasury Prime Cash Management Fund (Cost $650,898)		650,898

Principal Amount			Value (Note 1)
REPURCHASE AGREEMENT — 2.24%
$12,000,000	Morgan Stanley Dean Witter, 1.83%, dated 9/30/04, due 10/01/04, to be repurchased at $12,000,610 (collateralized by U.S. Government Obligations ranging in par value $750,000-$6,260,000, 0.00%-7.00%, 1/07/05-7/15/05; total market value $12,091,910) (Cost $12,000,000)		$12,000,000

TOTAL INVESTMENTS (Cost $536,016,576)		100.10%	$536,016,576
OTHER ASSETS & LIABILITIES (NET)		(0.10)	(510,205)

NET ASSETS		100.00%	$535,506,371

Discount	Note—The rate reported is the discount rate at the time of purchase.
@	Registered Investment Company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government Agency Mortgage Obligations	97.74%	$523,365,678
Repurchase Agreement	2.24	12,000,000
Registered Investment Company	0.12	650,898

Total Investments	100.10%	$536,016,576
Other Assets & Liabilities (Net)	(0.10)	(510,205)

Net Assets	100.00%	$535,506,371

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Treasury Money Fund

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 16.92%
$ 23,700,000	Federal Farm Credit Bank, Discount Note, 10/07/04	1.650%	$23,693,483
47,500,000	Federal Home Loan Bank, Discount Note, 10/13/04	1.740	47,472,450

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $71,165,933)		71,165,933

U.S. TREASURY OBLIGATION — 83.18%
350,000,000	**United States Treasury Bill, 10/07/04 (Cost $349,912,500)	1.500	349,912,500

Shares		Value (Note 1)
SHORT-TERM INVESTMENT — 0.02%
65,517	@Dreyfus Treasury Prime Cash Management Fund (Cost $65,517)	$65,517

TOTAL INVESTMENTS (Cost $421,143,950)	100.12%	$421,143,950
OTHER ASSETS & LIABILITIES (NET)	(0.12)	(494,079)

NET ASSETS	100.00%	$420,649,871

Discount	Note—The rate reported is the discount rate at the time of purchase.
**	The rate shown is the effective yield at the time of purchase.
@	Registered Investment Company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligation	83.18%	$349,912,500
U.S. Government Agency Mortgage Obligations	16.92	71,165,933
Registered Investment Company	0.02	65,517

Total Investments	100.12%	$421,143,950
Other Assets & Liabilities (Net)	(0.12)	(494,079)

Net Assets	100.00%	$420,649,871

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 84.76%
$11,000,000	#Alaska State, Housing Finance Authority, State Capital Project, Revenue Bonds, Series C, (MBIA), 1.710%, 07/01/22	$11,000,000
17,000,000	#Arizona State, University of Arizona Project, Certificates of Participation, Series B, (AMBAC), 1.640%, 06/01/31	17,000,000
15,640,000	#‡Bastrop, Texas, Independent School District, Munitops Trust, General Obligation Bonds, 1.380%, 02/09/05	15,640,000
40,000,000	Burke County, Georgia, Commercial Paper, (AMBAC), 1.330%, 10/07/04	40,000,000
10,000,000	Burke County, Georgia, Commercial Paper, Oglethorpe Pike Authority, (AMBAC), 1.320%, 10/18/04	10,000,000
44,430,000	#Charlotte, North Carolina, Water & Sewer System, Revenue Bonds, Series B, 1.700%, 07/01/27	44,430,000
12,200,000	#Chicago, Illinois, Board of Education, General Obligation Bonds, Series D, (FSA), 1.700%, 03/01/32	12,200,000
46,730,000	#Chicago, Illinois, Metropolitan Water Reclamation District Project, Capital Improvement, General Obligation Bonds, Series E, 1.680%, 12/01/22	46,730,000
43,800,000	#Chicago, Illinois, Metropolitan Water Reclamation District Project, General Obligation Bonds, Series A, 1.670%, 12/01/31	43,800,000
28,690,000	#Chicago, Illinois, Sales Tax, Revenue Bonds, (FGIC), 1.700%, 01/01/34	28,690,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,000,000	#Cleveland, Ohio, Waterworks Revenue Authority, Revenue Bonds, Series L, (FGIC), 1.700%, 01/01/33	$15,000,000
9,000,000	#‡Colorado State, Department of Transportation, Revenue Bonds, PUTTER, Series 249Z (AMBAC), 1.730%, 06/15/14	9,000,000
25,995,000	#‡Cypress Fairbanks, Texas, Independent School District, Munitops Trust, General Obligation Bonds, 1.380%, 02/09/05	25,995,000
27,395,000	#Dade County, Florida, Water & Sewer System, Revenue Bonds, (FGIC), 1.660%, 10/05/22	27,395,000
31,168,000	Dallas, Texas, Commercial Paper, 1.400%, 10/01/04	31,168,000
7,510,000	#‡Dallas, Texas, General Obligation Bonds, 1.730%, 02/15/15	7,510,000
16,685,000	#‡Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 1.750%, 02/15/12	16,685,000
14,600,000	Darien, Connecticut, Bond Anticipation Notes, 2.000%, 12/09/04	14,621,229
12,935,000	#‡Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 1.750%, 08/15/12	12,935,000
13,700,000	#Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series A, (MBIA), 1.720%, 07/01/23	13,700,000
39,020,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-1, (FSA), 1.720%, 07/01/27	39,020,000

See Notes to Financial Statements.

5

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$51,780,000	#Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 1.720%, 07/01/29	$51,780,000
23,740,000	#District of Columbia, General Obligation Bonds, Series D, (FGIC), 1.710%, 06/01/29	23,740,000
35,000,000	#District Of Columbia, Multimodal Project, General Obligation Bonds, Series B, (FSA), 1.700%, 06/01/30	35,000,000
23,600,000	#Fairfax County, Virginia, Economic Authority Development, Revenue Bonds, Series A, 1.650%, 12/01/33	23,600,000
6,000,000	‡Fairfax County, Virginia, General Obligation Bonds, PUTTER, Series 461, 1.710%, 04/01/12	6,000,000
13,665,000	#‡Florida State, Board of Education, General Obligation Bonds, Series 374, 1.730%, 06/01/22	13,665,000
9,265,000	#‡Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 1.750%, 08/15/11	9,265,000
10,420,000	#‡Hawaii State, Munitops Certificates Trust, General Obligation Bonds, (FSA), 1.750%, 07/01/10	10,420,000
10,000,000	#Hockley County, Texas, Industrial Development Authority, Amoco Project — Standard Oil Company, Revenue Bonds, 1.400%, 03/01/14	10,000,000
7,200,000	#Hurley, New Mexico, Pollution Control Authority, Kennecott Sante Fe Project, Revenue Bonds, AMOCO, 1.740%, 12/01/15	7,200,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$25,000,000	Intermountain Power Authority, Utah, Commercial Paper, Series B, 1.150%, 12/09/04	$25,000,000
30,000,000	Jacksonville, Florida, Commercial Paper, Series 2001-C, 1.050%, 10/04/04	30,000,000
8,505,000	#‡Jacksonville, Florida, Water & Sewer System, Revenue Bonds, Series N-8, 1.800%, 10/01/23	8,505,000
8,955,000	#‡Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, 1.750%, 02/01/11	8,955,000
19,605,000	#Kansas State, Department of Highway Transportation, Revenue Bonds, Series B-3, 1.680%, 09/01/19	19,605,000
23,400,000	#Kansas State, Department of Highway Transportation, Revenue Bonds, Series C-2, 1.720%, 09/01/19	23,400,000
11,100,000	#Kansas State, Department of Transportation, Revenue Bonds, Series C-3, 1.720%, 09/01/19	11,100,000
20,000,000	King County, Washington, Sewer Authority, Commercial Paper, Series A, 1.400%, 11/15/04	20,000,000
5,950,000	#Lincoln County, Wyoming, Pollution Control, Amoco Project, Revenue Bonds, 0.950%, 10/01/12	5,950,000
17,075,000	#Loudon County, Virginia, Howard Hughes Medical, Revenue Bonds, Series D, 1.650%, 02/15/38	17,075,000
22,500,000	#Massachusetts State, General Obligation Bonds, Series A, 1.700%, 09/01/16	22,500,000
23,600,000	#Mecklenburg County, North Carolina, General Obligation Bonds, Series 1996C, 1.700%, 03/01/14	23,600,000

See Notes to Financial Statements.

6

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 700,000	#Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Revenue Bonds, Series A, 1.680%, 10/01/30	$700,000
31,800,000	Michigan State, Building Authority, Commercial Paper, 1.420%, 11/04/04	31,800,000
15,800,000	Michigan State, Commercial Paper, 1.250%, 12/01/04	15,800,000
9,495,000	#‡Michigan State, Municipal Bond Authority, Revenue Bonds, PUTTER, Series 419, 1.710%, 04/01/12	9,495,000
18,332,000	#‡Michigan State, Municipal Bond Authority, Revenue Bonds, Series 718, 1.730%, 10/01/20	18,332,000
5,240,000	#‡Michigan State, Revenue Bonds, Putter, Series 453, 1.730%, 05/01/12	5,240,000
10,000,000	#‡Michigan State, Revenue Bonds, TOCS, Series C, 1.730%, 09/01/12	10,000,000
15,000,000	Nashville and Davidson, Tennessee, Commercial Paper, 1.350%, 11/15/04	15,000,000
17,870,000	#Nassau County, New York, Financial Authority, Sales Tax, Revenue Bonds, Series B, (FSA), 1.690%, 11/15/22	17,870,000
20,000,000	#New York City, New York, Municipal Water Finance Authority, Revenue Bonds, Series A, (FGIC), 1.770%, 06/15/25	20,000,000
13,150,000	#New York City, New York, Municipal Water Financing Authority, Revenue Bonds, Sub-Series C-2, 1.700%, 06/15/18	13,150,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 8,810,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 468, (MBIA), 1.710%, 02/01/11	$8,810,000
40,200,000	#New York State, Local Government Assistance, Revenue Bonds, Series 4V, (FSA), 1.690%, 04/01/22	40,200,000
9,320,000	#New York State, Metropolitan Transportation Authority, Revenue Bonds, Series D-2, (FSA), 1.690%, 11/01/32	9,320,000
6,800,000	New York State, Thruway Authority, General Revenue Bond Anticipation Notes, Commercial Paper, 0.950%, 10/12/04	6,800,000
12,280,000	#‡North Carolina State, General Obligation Bonds, PUTTER, Series 465, 1.710%, 05/01/11	12,280,000
10,320,000	#‡North Carolina State, General Obligation Bonds, PUTTER, Series 466, 1.710%, 03/01/12	10,320,000
10,700,000	#North Carolina State, General Obligation Bonds, PUTTER, Series E, 1.650%, 06/01/19	10,700,000
17,700,000	#Northampton County, Pennsylvania, Higher Education Authority, Lafayette College Project, Revenue Bonds, Series A, 1.690%, 11/01/28	17,700,000
33,800,000	#Ohio State, Infrastructure Import, General Obligation Bonds, Series B, 1.680%, 08/01/21	33,800,000
50,585,000	#Ohio State, Infrastructure Improvement Bonds, General Obligation Bonds, Series D, 1.700%, 02/01/19	50,585,000

See Notes to Financial Statements.

7

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$13,800,000	#Oklahoma State, Water Resource Board, Revenue Bonds, 1.350%, 09/01/32	$13,800,000
20,000,000	#Omaha, Nebraska, Commercial Paper, 1.500%, 11/16/04	20,000,000
56,800,000	#Orlando, Florida, Utilities Commission Water & Electric, Revenue Bonds, Series A, 1.700%, 10/01/17	56,800,000
22,000,000	#Pennsylvania State University, Revenue Bonds, Series A, 1.670%, 04/01/31	22,000,000
35,000,000	#Pennsylvania State, Turnpike Commission, Revenue Bonds, Series A-2, 1.700%, 12/01/30	35,000,000
3,905,000	#‡Phoenix, Arizona, Civic Improvement, Revenue Bonds, Eagle, Class A, 1.750%, 07/01/17	3,905,000
5,000,000	#Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, 1.740%, 08/01/24	5,000,000
7,000,000	Robbinsdale, Minnesota, Independent School District #281, Tax Anticipation Notes, General Obligation Bonds, 1.750%, 12/15/04	7,004,981
3,875,000	#‡Round Rock, Texas, Independent School District, General Obligation Bonds, Series 578, 1.730%, 08/01/20	3,875,000
30,000,000	Salt River, Arizona, Commercial Paper, 1.170%, 12/07/04	30,000,000
20,000,000	Salt River, Arizona, Commercial Paper, 1.170%, 12/08/04	20,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$14,000,000	San Antonio, Texas, Commercial Paper, 1.400%, 12/09/04	$14,000,000
10,000,000	San Antonio, Texas, Commercial Paper, 1.220%, 12/09/04	10,000,000
16,560,000	#Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, (MBIA), 1.680%, 01/01/25	16,560,000
27,600,000	#Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, Series A-1, (FSA), 1.680%, 12/01/19	27,600,000
39,000,000	#St. James Parish, Louisiana, Texaco Project, Revenue Bonds, Series B, 1.200%, 11/09/04	39,000,000
22,700,000	#Suffolk County, New York, Water Authority, Bond Anticipation Notes, 1.690%, 01/01/08	22,700,000
14,800,000	#University of Delaware, Revenue Bonds, 1.700%, 11/01/23	14,800,000
18,960,000	#University of Minnesota, Board of Regents, Revenue Bonds, Series A, 1.730%, 01/01/34	18,960,000
12,400,000	#University of Pittsburgh, Commonwealth of Higher Education, University Capital Project, Revenue Bonds, Series A, 1.730%, 09/15/29	12,400,000
3,300,000	#‡University of Virginia, Revenue Bonds, Eagle, Series A, 1.760%, 06/01/33	3,300,000
12,450,000	#Valdez, Alaska, BP Pipeline Co. Project, Term Revenue Bonds, Series C, 1.740%, 07/01/37	12,450,000

See Notes to Financial Statements.

8

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$28,100,000	#Valdez, Alaska, Marine Terminal, BP Pipelines Project, Revenue Bonds, Series B, 1.740%, 07/01/37	$28,100,000
12,300,000	#Virginia State, Virginia College Building Authority, University of Richmond Project, Revenue Bonds, 1.690%, 08/01/34	12,300,000
25,000,000	Wichita, Kansas, General Obligation Bonds, Series 211, 3.000%, 02/17/05	25,163,249
13,800,000	#Wilmington, North Carolina, General Obligation Bonds, 1.690%, 06/01/15	13,800,000
15,785,000	#Winston-Salem, North Carolina, Water & Sewer Systems Authority, Revenue Bonds, Series C, 1.680%, 06/01/28	15,785,000
29,720,000	Wisconsin State, Commercial Paper, Series 97A, 1.100%, 11/10/04	29,720,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,780,804,459)	1,780,804,459

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 13.43%
	ABN-AMRO
15,400,000	Metropolitan Transit Authority, Commercial Paper, Series C-P1A, 1.170%, 12/08/04	15,400,000
	BANK OF AMERICA
22,000,000	#Des Moines, Iowa, Hospital Facilities Authority, Methodist Medical Center Project, Revenue Bonds, 1.730%, 08/01/15	22,000,000
15,000,000	#District of Columbia, Phillips College Issue, General Obligation Bonds, 1.700%, 08/01/33	15,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	BANK OF AMERICA — (continued)
$19,030,000	#Washington State, Public Power, Revenue Bonds, Series A1-2, 1.680%, 07/01/17	$19,030,000
	BANK OF NOVA SCOTIA
10,000,000	#New York City, New York, General Obligation Bonds, Subseries A-4, 1.700%, 08/01/31	10,000,000
	BAYERISCHE LANDESBANK
4,200,000	#Baltimore, Maryland, Industrial Development Authority, Capital Acquisition Project, Revenue Bonds, 1.710%, 08/01/16	4,200,000
10,000,000	#Tri-County, Oregon, Metropolitan Transportation District, Interstate Max Project, Revenue Bonds, Series A, 1.720%, 12/01/21	10,000,000
	BAYERISCHE LANDESBANK-80%/LANDESBANK BADEN-WUERTTEMBERG-20%
13,034,000	#Long Island Power Authority, New York, Electrical Systems, Revenue Bonds, Series 1A, 1.680%, 05/01/33	13,034,000
	BNP PARIBAS
29,900,000	#Baltimore, Maryland, Port Facilities Authority, Revenue Bonds, 1.350%, 10/14/11	29,900,000
	DEXIA CREDIT LOCAL
4,000,000	#Massachusetts State, Health and Education Facilities Authority, University of Massachusetts, Revenue Bonds, Series A, 1.660%, 11/01/30	4,000,000
	FIRST UNION NATIONAL BANK
16,200,000	#Virginia State, Capital Region Airport Community Authority, Revenue Bonds, Series B, 1.700%, 06/01/29	16,200,000

See Notes to Financial Statements.

9

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	JP MORGAN CHASE BANK
$7,000,000	#Kenton County, Kentucky, Industrial Building Authority, Redken Labs Incorporated Project, Revenue Bonds, 1.350%, 12/01/14	$7,000,000
19,000,000	Long Island, New York, Electric Development, Commercial Paper, Series CP3, 1.080%, 10/08/04	18,998,633
18,150,000	#New York City, New York, General Obligation Bonds, Series F-3, 1.690%, 02/15/13	18,150,000
	JP MORGAN CHASE BANK-41%/STATE STREET BANK & TRUST-33%/BAYERISCHE LANDESBANK-26%
19,166,000	Austin, Texas, Commercial Paper, Combined Utility Supply, 1.110%, 10/12/04	19,166,000
	LANDESBANK HESSEN
17,600,000	#King County, Washington, Water & Sewage, Revenue Bonds, Series A, 1.700%, 01/01/32	17,600,000
	NORTHERN TRUST COMPANY
19,500,000	#Illinois State, Chicago Symphony Orchestra, Revenue Bonds, 1.700%, 12/01/28	19,500,000
14,800,000	#Illinois State, Health Facilities Authority, Ingalls Memorial Hospital Project, Revenue Bonds, Series 85-B, 1.670%, 01/01/16	14,800,000
	SUNTRUST BANK
8,090,000	#Richmond, Virginia, Industrial Development Authority, Educational Facilities, Church Schools, Revenue Bonds, 1.750%, 12/01/31	8,090,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $282,068,633)	$282,068,633

Shares
SHORT-TERM INVESTMENTS — 0.02%
450,379	@BlackRock Muni Fund	450,379
1	@Dreyfus Tax Exempt Fund	1

	TOTAL SHORT-TERM INVESTMENTS (Cost $450,380)	450,380

TOTAL INVESTMENTS (Cost $2,063,323,472)	98.21%	$2,063,323,472
OTHER ASSETS & LIABILITIES (NET)	1.79	37,622,528

NET ASSETS	100.00%	$2,100,946,000

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

MBIA—Municipal Bond Insurance Assoc.

AMBAC—American Municipal Bond Assurance Corp.

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $230,132,000 or 10.95% of net assets.

FSA—Financial Security Assurance

FGIC—Financial Guaranty Insurance Corp.

@	Registered Investment Company

Note:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

10

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:
State Diversification	% of Net Assets	Value
New York	10.44%	$219,432,633
Michigan	9.29	195,167,000
Texas	8.81	185,194,000
Illinois	7.89	165,720,000
Florida	6.49	136,365,000
North Carolina	6.23	130,915,000
Washington	4.80	100,790,000
Ohio	4.73	99,385,000
Pennsylvania	4.15	87,100,000
Virginia	4.12	86,565,000
Kansas	3.77	79,268,249
District of Columbia	3.51	73,740,000
Arizona	3.38	70,905,000
Alaska	2.45	51,550,000
Georgia	2.38	50,000,000
Louisiana	1.86	39,000,000
Maryland	1.62	34,100,000
Wisconsin	1.41	29,720,000
Massachusetts	1.26	26,500,000
Minnesota	1.24	25,964,981
Utah	1.19	25,000,000
Iowa	1.05	22,000,000
Nebraska	0.95	20,000,000
Tennessee	0.75	15,700,000
Delaware	0.70	14,800,000
Connecticut	0.70	14,621,229
Oklahoma	0.66	13,800,000
Hawaii	0.50	10,420,000
Oregon	0.48	10,000,000
Colorado	0.43	9,000,000
New Mexico	0.34	7,200,000
Kentucky	0.33	7,000,000
Wyoming	0.28	5,950,000
Registered Investment Companies	0.02	450,380

Total Investments	98.21%	$2,063,323,472
Other Assets & Liabilities (Net)	1.79	37,622,528

Net Assets	100.00%	$2,100,946,000

See Notes to Financial Statements.

11

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 71.26%
$ 2,950,000	#Babylon, New York, General Obligation Bonds, (AMBAC), 1.660%, 09/01/17	$2,950,000
6,000,000	Bedford, New York, Central School District, Tax Anticipation Notes, 1.500%, 12/01/04	6,002,655
5,000,000	Carmel, New York, Central School District, Tax Anticipation Notes, 1.260%, 10/15/04	5,000,071
2,100,000	#Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 1.660%, 12/01/16	2,100,000
7,000,000	Greenburgh, New York, Central School District Number 7, Tax Anticipation Notes, 1.350%, 10/12/04	7,000,433
10,000,000	Harborfields Centennial School District New York, Bond Anticipation Notes, 1.250%, 11/04/04	10,002,748
3,000,000	Mamaroneck, New York, Free School District, Tax Anticipation Notes, 1.750%, 02/10/05	3,003,941
19,800,000	Nassau County, New York, Tax Anticipation Notes, Series B, 2.000%, 10/15/04	19,806,375
8,485,000	#‡New York City, New York, Municipal Water Finance Authority, Eagle Project #20040027, Revenue Bonds, Series A, 1.710%, 06/15/34	8,485,000
12,750,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, (MBIA), 1.710%, 05/01/15	12,750,000
10,870,000	#‡New York City, New York, Transitional Finance Authority, Eagle Project Revenue Bonds, Class A, 1.710%, 02/01/31	10,870,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,245,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 283, 1.710%, 11/15/18	$10,245,000
4,995,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER Series 307, (AMBAC), 1.710%, 08/01/19	4,995,000
5,530,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER Series 471, (FGIC), 1.710%, 02/01/11	5,530,000
10,000,000	New York State, Dormitory Authority, Columbia University, Commercial Paper, 1.160%, 12/08/04	10,000,000
8,900,000	New York State, Dormitory Authority, Cornell University, Commercial Paper, 1.150%, 12/09/04	8,900,000
3,800,000	#New York State, Dormitory Authority, Cornell University, Revenue Bonds, Series B, 1.680%, 07/01/30	3,800,000
5,000,000	#New York State, Dormitory Authority, Mental Health Facilities, Revenue Bonds, (FSA), 1.690%, 02/15/21	5,000,000
5,000,000	New York State, Dormitory Authority, Mental Health Services, Revenue Bonds, Sub-Series D-2C, (MBIA), 1.680%, 02/15/31	5,000,000
15,350,000	#New York State, Dormitory Authority, Public Library Project, Revenue Bonds, Series A, (MBIA), 1.720%, 07/01/28	15,350,000

See Notes to Financial Statements.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 1,500,000	#New York State, Dormitory Authority, Rockefeller University, Revenue Bonds, Series A2, 1.680%, 07/01/32	$1,500,000
8,943,000	#‡New York State, Environmental Facilities Authority, Revenue Bonds, Series 731, 1.710%, 06/15/22	8,943,000
7,500,000	#New York State, Local Government Assistance, Revenue Bonds, Series 3V, (FGIC), 1.690%, 04/01/24	7,500,000
3,100,000	#New York State, Local Government Assistance, Revenue Bonds, Series 4V, (FSA), 1.690%, 04/01/22	3,100,000
5,695,000	#‡New York State, Metropolitan Transportation Authority, Commuter Facilities Project, Revenue Bonds, Series 9, (FGIC), 1.750%, 07/01/26	5,695,000
12,300,000	#New York State, Metropolitan Transportation Authority, Revenue Bonds, Series B, (FSA), 1.690%, 11/01/22	12,300,000
4,120,000	#New York State, Metropolitan Transportation Authority, Revenue Bonds, Series D-1, (FSA), 1.690%, 11/01/29	4,120,000
8,000,000	#New York State, Power Authority, Revenue & General Purpose Obligation Bonds, 1.350%, 03/01/20	8,000,000
25,000,000	New York State, Thruway Authority, General Revenue Bond Anticipation Notes, Commercial Paper, 0.950%, 10/12/04	25,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,900,000	#New York State, Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, (FSA), 1.680%, 01/01/31	$10,900,000
8,100,000	#Niagara Falls, New York, Bridge Community Toll Authority, Series A, (FGIC), 1.660%, 10/01/19	8,100,000
5,928,528	Pittsford, New York, Centennial School District, Bond Anticipation Notes, 2.000%, 12/17/04	5,941,069
4,000,000	Pittsford, New York, Centennial School District, Bond Anticipation Notes, 1.250%, 10/17/04	4,000,540
4,650,000	#Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, 1.740%, 08/01/24	4,650,000
5,000,000	Suffolk County, New York, Industrial Development Agency, Revenue Bonds, (XLCA), 4.000%, 02/01/05	5,046,108
3,800,000	#Suffolk County, New York, Water Authority, Bond Anticipation Notes, 1.690%, 06/01/06	3,800,000
5,000,000	Yorktown, New York, Central School District, Tax Anticipation Notes, 1.500%, 10/29/04	5,001,281

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $280,388,221)	280,388,221

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 27.45%
	ABN-AMRO
$ 5,300,000	New York City, New York, Mass Transit Authority, Commercial Paper, 1.000%, 10/14/04	$5,300,000
	BANK OF AMERICA
1,013,000	#New York City, New York, Cultural Resources Authority, Guggenheim Museum Project, Series B, 1.700%, 12/01/15	1,013,000
10,000,000	#New York City, New York, Industrial Development Agency, Revenue Bonds, New York Stock Exchange Project, Series B, 1.700%, 05/01/33	10,000,000
	BANK OF NEW YORK
14,800,000	#New York City, New York, General Obligation Bonds, Sub-Series H-3, 1.700%, 03/01/34	14,800,000
4,000,000	#New York City, New York, General Obligation Bonds, Sub-Series H4, 1.730%, 03/01/34	4,000,000
4,238,000	#Yonkers, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Consumers Union Facility, 1.660%, 07/01/19	4,238,000
	BANK OF NOVA SCOTIA
2,100,000	#New York State, Local Government Assistance Corp., Revenue Bonds, Series B, 1.680%, 04/01/25	2,100,000
	BAYERISCHE LANDESBANK
5,000,000	#Long Island, New York, Power Authority, New York Electric System Project, Revenue Bonds, Sub-Series 2B, 1.730%, 05/01/33	5,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	BAYERISCHE LANDESBANK-80%/LANDESBANK BADEN-WUERTTEMBERG-20%
$11,900,000	#Long Island Power Authority, New York, Electrical Systems, Revenue Bonds, Series 1A, 1.680%, 05/01/33	$11,900,000
	BAYERISCHE LANDESBANK-50%/WESTDEUTSCHE LANDESBANK-50%
1,500,000	#New York State, Local Government Assistance Corp., Revenue Bonds, Series A, 1.680%, 04/01/22	1,500,000
	JP MORGAN CHASE BANK
5,000,000	Long Island, New York, Power Authority, Commercial Paper, 1.170%, 12/08/04	5,000,000
15,000,000	Long Island, New York, Power Authority, Commercial Paper, 1.120%, 12/08/04	15,000,000
10,000,000	#New York City, New York, Trust for Cultural Preservation, Pierpont Morgan Library, Revenue Bonds, 1.680%, 02/01/34	10,000,000
	MANUFACTURERS & TRADERS
8,800,000	#New York City, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Jewish Community Center Project, 1.790%, 03/01/30	8,800,000
	WESTDEUTSCHE LANDESBANK
9,350,000	#Long Island Power Authority, New York, Revenue Bonds, Sub-Series 2A, 1.720%, 05/01/33	9,350,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $108,001,000)	108,001,000

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 0.09%
359,549	@BlackRock Institutional New York Money Market Fund	$359,549
1	@Dreyfus New York Tax Exempt Fund	1

	TOTAL SHORT-TERM INVESTMENTS (Cost $359,550)	359,550

TOTAL INVESTMENTS (Cost $388,748,771)	98.80%	$388,748,771
OTHER ASSETS & LIABILITIES (NET)	1.20	4,713,283

NET ASSETS	100.00%	$393,462,054

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

AMBAC—American Municipal Bond Assurance Corp.

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $67,513,000 or 17.16% of net assets.

MBIA—Municipal Bond Insurance Assoc.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

XLCA—XL Capital Assurance

@	Registered Investment Company

Note:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 27% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2004, approximately, 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	55.88%	$219,880,108
Anticipation Notes	17.68	69,559,113
Commercial Paper	17.59	69,200,000
General Obligation Bonds	7.56	29,750,000
Registered Investment Companies	0.09	359,550

Total Investments	98.80%	$388,748,771
Other Assets & Liabilities (Net)	1.20	4,713,283

Net Assets	100.00%	$393,462,054

See Notes to Financial Statements.

15

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Money Fund	Government Money Fund	Treasury Money Fund	Tax-Exempt Money Fund	New York Tax-Exempt Money Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$1,673,711,971	$536,016,576	$421,143,950	$2,063,323,472	$388,748,771

Investments, at value (excluding repurchase agreements) (Note 1)	$1,618,711,971	$524,016,576	$421,143,950	$2,063,323,472	$388,748,771
Repurchase agreements, at value (Note 1)	55,000,000	12,000,000	—	—	—
Cash	—	187,268	—	70,286	—
Interest receivable	590,698	1,415	2,288	4,101,360	1,364,665
Receivable for investments sold	—	—	—	36,000,000	3,900,000
Receivable for fund shares sold	172,978	—	—	—	—

Total Assets	1,674,475,647	536,205,259	421,146,238	2,103,495,118	394,013,436
LIABILITIES:
Payable for dividends declared	1,431,976	448,509	239,070	1,493,762	211,661
Payable for fund shares redeemed	314,664	—	—	46,022	50,000
Investment advisory fees payable (Note 2)	4,481	2,895	34,860	27,136	31,777
Administration fees payable (Note 2)	213,705	63,093	52,882	264,275	51,281
Shareholder servicing fees payable (Note 2)	259,310	104,485	92,939	406,565	77,421
Directors’ fees and expenses payable (Note 2)	6,958	2,116	1,804	8,990	2,196
Due to custodian bank	—	—	1,148	—	60,944
Accrued expenses and other payables	236,684	77,790	73,664	302,368	66,102

Total Liabilities	2,467,778	698,888	496,367	2,549,118	551,382

NET ASSETS	$1,672,007,869	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054

NET ASSETS consist of:
Accumulated net realized gain (loss) on investments	$(45,989)	$(34,615)	$3,600	$9,822	$(961)
Par value (Note 4)	1,672,253	535,608	420,656	2,101,186	393,464
Paid-in capital in excess of par value	1,670,381,605	535,005,378	420,225,615	2,098,834,992	393,069,551

Net Assets	$1,672,007,869	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054

Net Assets:
Shares	$1,217,816,547	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054
Institutional shares	454,191,322	—	—	—	—
Shares of Common Stock Outstanding (Note 4):
Shares	1,218,060,280	535,608,031	420,656,398	2,101,186,027	393,463,925
Institutional shares	454,192,985	—	—	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$1.00	$1.00	$1.00	$1.00	$1.00

Institutional shares	$1.00	—	—	—	—

See Notes to Financial Statements.

16

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Money Fund	Government Money Fund	Treasury Money Fund	Tax-Exempt Money Fund	New York Tax-Exempt Money Fund
INVESTMENT INCOME:
Interest income	$10,386,447	$3,172,627	$2,511,984	$11,605,415	$2,490,491

EXPENSES:
Investment advisory fees (Note 2)	2,061,459	647,088	672,959	2,613,064	1,152,319
Shareholder servicing fees — Shares (Note 2)	1,466,202	646,961	560,789	2,586,195	569,881
Administration fees (Note 2)	1,250,281	392,461	340,140	1,584,838	349,471
Legal and audit fees	195,655	64,401	58,040	245,151	59,980
Transfer agent fees	70,052	11,410	13,575	15,124	10,710
Shareholder reports	26,224	4,036	3,167	16,968	3,661
Custodian fees	22,419	10,332	10,932	42,359	10,812
Registration and filing fees	22,257	11,406	8,613	13,619	8,135
Directors’ fees and expenses (Note 2)	19,550	5,949	5,271	46,098	10,245
Miscellaneous expenses	42,980	13,403	11,796	67,431	18,885

Total Expenses	5,177,079	1,807,447	1,685,282	7,230,847	2,194,099
Fees waived and reimbursed by:
Investment adviser (Note 2)	(1,736,972)	(539,899)	(372,464)	(2,114,358)	(844,540)
Administrator (Note 2)	(273,411)	(86,874)	(75,758)	(348,319)	(78,649)

Net Expenses	3,166,696	1,180,674	1,237,060	4,768,170	1,270,910

NET INVESTMENT INCOME	7,219,751	1,991,953	1,274,924	6,837,245	1,219,581

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	1,698	—	3,600	11,649	(53)

Net increase in net assets resulting from operations	$7,221,449	$1,991,953	$1,278,524	$6,848,894	$1,219,528

See Notes to Financial Statements.

17

Excelsior Funds

Statements of Changes in Net Assets

	Money Fund	Government Money Fund	Treasury Money Fund	Tax-Exempt Money Fund	New York Tax-Exempt Money Fund
Six Months Ended September 30, 2004 (Unaudited)
Net investment income	$7,219,751	$1,991,953	$1,274,924	$6,837,245	$1,219,581
Net realized gain (loss) on security transactions	1,698	—	3,600	11,649	(53)

Net increase in net assets resulting from operations	7,221,449	1,991,953	1,278,524	6,848,894	1,219,528
Distributions to shareholders:
From net investment income
Shares	(4,717,270)	(1,991,953)	(1,277,671)	(6,837,301)	(1,219,581)
Institutional shares	(2,502,481)	—	—	—	—

Total distributions	(7,219,751)	(1,991,953)	(1,277,671)	(6,837,301)	(1,219,581)

Increase (decrease) in net assets from fund share transactions (Note 4):
Shares	76,253,008	(9,214,944)	(99,072,531)	56,257,988	(96,636,666)
Institutional shares	(15,998,032)	—	—	—	—

Total from fund share transactions	60,254,976	(9,214,944)	(99,072,531)	56,257,988	(96,636,666)

Net increase (decrease) in net assets	60,256,674	(9,214,944)	(99,071,678)	56,269,581	(96,636,719)
NET ASSETS:
Beginning of period	1,611,751,195	544,721,315	519,721,549	2,044,676,419	490,098,773

End of period	$1,672,007,869	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054

Year Ended March 31, 2004
Net investment income	$14,865,550	$3,926,682	$2,592,575	$11,865,428	$2,456,690
Net realized gain (loss) on security transactions	(23,975)	(6,483)	4,011	(780)	18,555

Net increase in net assets resulting from operations	14,841,575	3,920,199	2,596,586	11,864,648	2,475,245
Distributions to shareholders:
From net investment income
Shares	(9,962,795)	(3,926,682)	(2,592,576)	(11,865,425)	(2,456,690)
Institutional shares	(4,902,755)	—	—	—	—
From net realized gain on investments	—	—	(4,586)	(311,916)	(31,105)

Total distributions	(14,865,550)	(3,926,682)	(2,597,162)	(12,177,341)	(2,487,795)

(Decrease) in net assets from fund share transactions (Note 4):
Shares	(646,272,448)	(49,768,352)	(52,275,911)	(236,273,538)	(58,462,779)
Institutional shares	(77,930,018)	—	—	—	—

Total from fund share transactions	(724,202,466)	(49,768,352)	(52,275,911)	(236,273,538)	(58,462,779)

Net (decrease) in net assets	(724,226,441)	(49,774,835)	(52,276,487)	(236,586,231)	(58,475,329)
NET ASSETS:
Beginning of year	2,335,977,636	594,496,150	571,998,036	2,281,262,650	548,574,102

End of year (1)	$1,611,751,195	$544,721,315	$519,721,549	$2,044,676,419	$490,098,773

(1) Including undistributed net investment income	$—	$—	$2,747	$56	$—

See Notes to Financial Statements.

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Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments
MONEY FUND
Shares — (5/3/85*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00399	—	$0.00399	$(0.00399)	—
Year Ended March 31,
2004	1.00	0.00662	—	0.00662	(0.00662)	—
2003	1.00	0.01255	$(0.00010)	0.01245	(0.01245)	—
2002	1.00	0.02741	0.00010	0.02751	(0.02751)	—
2001	1.00	0.05804	—	0.05804	(0.05804)	—
2000	1.00	0.05005	—	0.05005	(0.05005)	—
GOVERNMENT MONEY FUND — (5/8/85*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00384	—	$0.00384	$(0.00384)	—
Year Ended March 31,
2004	1.00	0.00625	—	0.00625	(0.00625)	—
2003	1.00	0.01199	$(0.00039)	0.01160	(0.01160)	—
2002	1.00	0.02585	0.00038	0.02623	(0.02623)	—
2001	1.00	0.05752	—	0.05752	(0.05752)	—
2000	1.00	0.05004	—	0.05004	(0.05004)	—
TREASURY MONEY FUND — (2/13/91*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00288	$0.00001	$0.00289	$(0.00289)	—
Year Ended March 31,
2004	1.00	0.00484	0.00002	0.00486	(0.00485)	$(0.00001)
2003	1.00	0.01085	0.00004	0.01089	(0.01089)	—
2002	1.00	0.02451	(0.00002)	0.02449	(0.02449)	—
2001	1.00	0.05339	—	0.05339	(0.05339)	—
2000	1.00	0.04560	—	0.04560	(0.04560)	—
TAX-EXEMPT MONEY FUND — (5/24/85*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00327	—	$0.00327	$(0.00327)	—
Year Ended March 31,
2004	1.00	0.00546	$0.00029	0.00575	(0.00560)	$(0.00015)
2003	1.00	0.00967	(0.00002)	0.00965	(0.00964)	(0.00001)
2002	1.00	0.01862	0.00013	0.01875	(0.01865)	(0.00010)
2001	1.00	0.03580	—	0.03580	(0.03580)	—
2000	1.00	0.02946	(0.00001)	0.02945	(0.02945)	—
NEW YORK TAX-EXEMPT MONEY FUND — (8/3/98*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00267	—	$0.00267	$(0.00267)	—
Year Ended March 31,
2004	1.00	0.00491	$0.00006	0.00497	(0.00490)	$(0.00007)
2003	1.00	0.00884	(0.00007)	0.00877	(0.00873)	(0.00004)
2002	1.00	0.01758	0.00011	0.01769	(0.01769)	—
2001	1.00	0.03431	—	0.03431	(0.03431)	—
2000	1.00	0.02809	—	0.02809	(0.02809)	—

* Commencement of Operations

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	Not Annualized.
(3)	Annualized.

See Notes to Financial Statements.

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Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Fee Waivers (Note 2)

$(0.00399)	$1.00	0.40	%(2)	$1,217,817	0.46	%(3)	0.70	%(3)	0.80	%(3)	$0.00122

(0.00662)	1.00	0.66%		1,141,562	0.45%		0.73%		0.67%		0.00279
(0.01245)	1.00	1.25%		1,787,852	0.39%		0.43%		1.25%		0.00033
(0.02751)	1.00	2.79%		1,802,136	0.44%		0.74%		2.76%		0.00295
(0.05804)	1.00	5.96%		1,891,042	0.47%		0.71%		5.84%		0.00238
(0.05005)	1.00	5.08%		1,467,183	0.47%		0.58%		5.05%		0.00104

$(0.00384)	$1.00	0.38	%(2)	$535,506	0.45	%(3)	0.70	%(3)	0.77	%(3)	$0.00121

(0.00625)	1.00	0.63%		544,721	0.45%		0.54%		0.62%		0.00089
(0.01160)	1.00	1.17%		594,496	0.39%		0.47%		1.21%		0.00082
(0.02623)	1.00	2.65%		795,287	0.43%		0.49%		2.72%		0.00063
(0.05752)	1.00	5.91%		1,427,560	0.46%		0.48%		5.76%		0.00029
(0.05004)	1.00	5.08%		772,690	0.47%		0.50%		5.01%		0.00035

$(0.00289)	$1.00	0.29	%(2)	$420,650	0.55	%(3)	0.75	%(3)	0.57	%(3)	$0.00100

(0.00486)	1.00	0.49%		519,722	0.50%		0.57%		0.49%		0.00075
(0.01089)	1.00	1.09%		571,998	0.45%		0.53%		1.08%		0.00075
(0.02449)	1.00	2.48%		604,281	0.48%		0.54%		2.42%		0.00062
(0.05339)	1.00	5.47%		615,926	0.50%		0.55%		5.35%		0.00046
(0.04560)	1.00	4.62%		525,394	0.51%		0.53%		4.58%		0.00021

$(0.00327)	$1.00	0.33	%(2)	$2,100,946	0.45	%(3)	0.69	%(3)	0.65	%(3)	$0.00118

(0.00575)	1.00	0.58%		2,044,676	0.44%		0.58%		0.56%		0.00132
(0.00965)	1.00	0.97%		2,281,263	0.39%		0.54%		0.97%		0.00158
(0.01875)	1.00	1.89%		2,522,455	0.44%		0.58%		1.85%		0.00136
(0.03580)	1.00	3.64%		2,617,329	0.45%		0.53%		3.59%		0.00075
(0.02945)	1.00	2.96%		2,051,108	0.46%		0.52%		2.97%		0.00066

$(0.00267)	$1.00	0.27	%(2)	$393,462	0.55	%(3)	0.95	%(3)	0.53	%(3)	$0.00200

(0.00497)	1.00	0.50%		490,099	0.50%		0.75%		0.49%		0.00253
(0.00877)	1.00	0.88%		548,574	0.44%		0.49%		0.89%		0.00043
(0.01769)	1.00	1.78%		696,093	0.48%		0.71%		1.76%		0.00228
(0.03431)	1.00	3.49%		682,445	0.51%		0.72%		3.43%		0.00214
(0.02809)	1.00	2.82%		421,393	0.54%		0.71%		2.84%		0.00174

See Notes to Financial Statements.

21

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, and operate the Funds (as defined below) as open-end diversified management investment companies with the exception of New York Tax-Exempt Money Fund, which is non-diversified.

Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Money Fund offers two classes of shares: Shares and Institutional shares. The Financial Highlights of the Institutional shares as well as the financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund are presented separately.

It is each Fund’s policy, to the extent possible, to maintain a constant net asset value per share of $1.00. Each of the Funds has adopted certain investment portfolio valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Funds will not vary.

(a) Portfolio valuation:

Securities are valued at amortized cost, which has been determined by each Fund’s Board of Directors to represent the fair value of the Funds’ investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis.

22

(c) Repurchase agreements:

Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and Excelsior Fund’s agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund’s custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

If the value of the underlying securities falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(d) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

(e) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Shareholder servicing fees relating to a specific class are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together, the “Adviser”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly, at the annual contractual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. Fees may be reduced subject to voluntary or contractual waivers, as discussed below, and therefore actual fees may be less than those reflected above. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company (a wholly-owned subsidiary of Federated Investors, Inc.) (collectively, the “Administrators”) provide administrative services to the Excelsior Fund and Excelsior Tax-Exempt Fund. For the services provided

23

to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity Funds of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the five month period ended August 31, 2004, U.S. Trust Company, N.A. voluntarily agreed to waive a portion of its administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2004, administration fees charged to the Funds by U.S. Trust Company, N.A., were as follows:

	Administration Fees	Waiver of Administration Fees	Net Administration Fees
Money Fund	$1,016,059	$(273,411)	$742,648
Government Money Fund	318,918	(86,874)	232,044
Treasury Money Fund	276,427	(75,758)	200,669
Tax-Exempt Money Fund	1,287,966	(348,319)	939,647
New York Tax-Exempt Money Fund	283,985	(78,649)	205,336

From time to time, in its sole discretion, the Adviser may undertake to waive a portion or all of the fees payable to it and also may reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2004, the Adviser has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Money Fund — Shares	0.50%
Government Money Fund — Shares	0.50%
Treasury Money Fund — Shares	0.55%
Tax-Exempt Money Fund — Shares	0.50%
New York Tax-Exempt Money Fund — Shares	0.60%

With regard to the Institutional Shares of Money Fund, for the six months ended September 30, 2004, and until further notice, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

The Funds have entered into shareholder servicing agreements with various service organizations, which may include Charles Schwab & Co., Inc. and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund and class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of its shares held by each service organizations’ customers (excluding the Money Fund). Each service organization receives a fee, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Money Fund’s Shares and up to 0.15% of the average daily net assets of the Money Fund’s Institutional

24

shares. For the six months ended September 30, 2004, shareholder servicing fees paid to Charles Schwab & Co., Inc. and U.S. Trust were as follows:

Money Fund	$1,452,271
Government Money Fund	646,178
Treasury Money Fund	553,735
Tax-Exempt Money Fund	2,616,512
New York Tax-Exempt Money Fund	577,421

Edgewood Services, Inc. (“the Distributor”) (a wholly-owned subsidiary of Federated Investors, Inc.), serves as the distributor of Excelsior Fund and Excelsior Tax-Exempt Fund. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Effective July 31, 2004, each Independent Director of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each Independent Director of the Excelsior Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Each Independent Director of the Excelsior Tax-Exempt Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors are reimbursed by the Excelsior Fund and Excelsior Tax-Exempt Fund, for reasonable expenses incurred when acting in their capacity as Directors.

3.    Federal Taxes:

It is the policy of Excelsior Fund and Excelsior Tax-Exempt Fund that each Fund continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve months ending October 31 and December 31 each year.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

25

The tax character of dividends and distributions declared during the six months ended September 30, 2004 and the year ended March 31, 2004 were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Total
Money Fund
Six months ended September 30, 2004*	$7,219,751	—	—	$7,219,751
Year ended March 31, 2004	14,865,550	—	—	14,865,550
Government Money Fund
Six months ended September 30, 2004*	1,991,953	—	—	1,991,953
Year ended March 31, 2004	3,926,682	—	—	3,926,682
Treasury Money Fund
Six months ended September 30, 2004*	1,277,671	—	—	1,277,671
Year ended March 31, 2004	2,597,162	—	—	2,597,162
Tax-Exempt Money Fund
Six months ended September 30, 2004*	—	$6,837,301	—	6,837,301
Year ended March 31, 2004	38,469	11,865,305	$273,567	12,177,341
New York Tax-Exempt Money Fund
Six months ended September 30, 2004*	—	1,219,581	—	1,219,581
Year ended March 31, 2004	31,529	2,456,266	—	2,487,795

*	Tax character of distributions cannot be determined until the fund has completed its taxable year ending March 31, 2005, therefore distributions have currently been reflected as paid from ordinary/tax-exempt income.

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Tax-Exempt Income	Capital Loss Carryforward	Post-October Losses	Wash Sales	Other Temporary Difference	Total
Money Fund	$946,177	—	$(47,687)	—	—	$(946,177)	$(47,687)
Government Money Fund	284,088	—	(33,689)	$(926)	—	(284,088)	(34,615)
Treasury Money Fund	187,791	—	—	—	—	(185,044)	2,747
Tax-Exempt Money Fund	—	$1,049,537	—	—	$(1,823)	(1,049,485)	(1,771)
New York Tax-Exempt Money Fund	—	200,652	—	(908)	—	(200,652)	(908)

As of September 30, 2004, for federal tax purposes, the Funds’ estimated aggregate tax cost is equal to book cost, with the exception of the Tax-Exempt Money Fund. The Tax-Exempt Money Fund’s estimated tax basis of investments aggregates $2,063,325,295.

26

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2004, the following Funds had capital loss carryforwards available to offset future net realized capital gains through the indicated expiration dates:

	Money Fund	Government Money Fund
Expiration Date March 31:
2005	$12,049	—
2006	—	$5,931
2007	—	3,297
2008	—	18,904
2011	11,663	—
2012	23,975	5,557

Total	$47,687	$33,689

4.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Fund is as follows: 4 billion shares each of Money Fund and Government Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund and Excelsior Tax-Exempt Fund’s Board of Directors. Since the Funds have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

	Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold:
Shares	$1,785,895,679	$4,664,084,234
Institutional shares	1,568,275,067	2,751,605,010
Issued as reinvestment of dividends:
Shares	428,297	784,932
Institutional shares	873,839	2,186,353
Redeemed:
Shares	(1,710,070,968)	(5,311,141,614)
Institutional shares	(1,585,146,938)	(2,831,721,381)

Net Increase (Decrease)	$60,254,976	$(724,202,466)

27

	Government Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$1,298,713,933	$3,164,391,955
Issued as reinvestment of dividends	131,453	271,873
Redeemed	(1,308,060,330)	(3,214,432,180)

Net (Decrease)	$(9,214,944)	$(49,768,352)

	Treasury Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$1,642,975,058	$2,924,119,256
Issued as reinvestment of dividends	292,260	641,186
Redeemed	(1,742,339,849)	(2,977,036,353)

Net (Decrease)	$(99,072,531)	$(52,275,911)

	Tax-Exempt Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$4,181,663,394	$7,348,246,145
Issued as reinvestment of dividends	181,683	360,212
Redeemed	(4,125,587,089)	(7,584,879,895)

Net Increase (Decrease)	$56,257,988	$(236,273,538)

	New York Tax-Exempt Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$814,059,958	$1,700,208,458
Issued as reinvestment of dividends	190,567	422,511
Redeemed	(910,887,191)	(1,759,093,748)

Net (Decrease)	$(96,636,666)	$(58,462,779)

5.    Line of Credit:

The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by a syndication of banks, under a line of credit agreement. Borrowings may be made to temporarily finance the redemption of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter, and is included in miscellaneous expenses on the Statements of Operations. For the six months ended September 30, 2004, the Funds had no borrowings under the agreement.

28

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp.et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D. Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior

29

Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.    Change in Independent Registered Public Accounting Firm:

The Funds’ Boards of Directors/Trustees and Joint Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP (“E&Y”) as the Funds’ independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Funds, there was no disagreement between E&Y and the Funds on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Boards of Directors/Trustees of the Funds, their Chief Financial Officer and the Joint Audit Committee have reviewed the Funds’ March 31, 2004 financial statements and have concluded that they were prepared in accordance with all disclosed accounting policies and that they fairly represent, in all material respects, the financial condition of the Funds as of the date of those statements. The Boards and the Joint Audit Committee have engaged Deloitte & Touche LLP (“D&T”) as the Funds’ independent registered public accounting firm, and D&T will perform a re-audit of the Funds’ March 31, 2004 financial statements. The results of this re-audit will be reported to the Funds and their shareholders upon its completion.

30

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

31

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/04	Ending Account Value 09/30/04	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Money Fund — Shares	$1,000.00	$1,004.00	0.46%	$2.31
Government Money Fund — Shares	1,000.00	1,003.80	0.45	2.26
Treasury Money Fund — Shares	1,000.00	1,002.90	0.55	2.76
Tax-Exempt Money Fund — Shares	1,000.00	1,003.30	0.45	2.26
New York Tax-Exempt Money Fund — Shares	1,000.00	1,002.70	0.55	2.76

Hypothetical 5% Return
Money Fund — Shares	1,000.00	1,022.76	0.46	2.33
Government Money Fund — Shares	1,000.00	1,022.81	0.45	2.28
Treasury Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
Tax-Exempt Money Fund — Shares	1,000.00	1,022.81	0.45	2.28
New York Tax-Exempt Money Fund — Shares	1,000.00	1,022.31	0.55	2.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

32

[THIS PAGE INTENTIONALLY LEFT BLANK]

SA-MM-0904

FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

September 30, 2004

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

Internet	Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, Excelsior Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Excelsior Funds Form N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Managed Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITIES — 2.88%
$ 4,709,938	CIT RV Trust, 1999-A A4	6.16%	06/15/13	$4,777,761
3,000,000	Residential Asset Mortgage Products, Inc., 2003-RZ4 A2	2.81	07/25/27	2,979,285

	TOTAL ASSET BACKED SECURITIES (Cost $7,612,935)			7,757,046

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.96%
4,690,924	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	4,780,833
3,106,670	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	3,189,191

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,950,774)			7,970,024

COMMERCIAL MORTAGE-BACKED SECURITIES — 22.70%
2,050,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,056,887
5,144,581	Chase Commercial Mortgage Securities Corp., 1997-2 D	6.60	12/19/29	5,598,996
2,345,000	*Greenwich Capital Commercial Funding Corp., 2004-GG1 A7	5.32	06/10/36	2,443,901
2,000,000	‡Morgan Stanley Capital I, 1997-C1 F	6.85	02/15/20	2,158,518
5,000,000	Morgan Stanley Capital I, 1999-WF1 B	6.32	11/15/31	5,435,450
4,374,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	5,070,321
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G	7.15	06/15/06	4,233,920
1,400,000	*Mortgage Capital Funding, Inc., 1996-MC2 D	7.26	10/20/06	1,502,117
1,160,000	*Mortgage Capital Funding, Inc., 1997-MC2 C	6.88	11/20/27	1,260,980
4,200,000	Mortgage Capital Funding, Inc., 1997-MC2 D	7.12	11/20/27	4,569,359
1,849,837	Mortgage Capital Funding, Inc., 1998-MC1 A1	6.42	03/18/30	1,867,314

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — (continued)
$ 4,250,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95%	03/18/30	$4,667,639
7,567,240	Nomura Asset Securities Corp., 1995-MD3 A1B	8.15	04/04/27	7,699,978
3,500,000	*Nomura Asset Securities Corp., 1998-D6 A4	7.62	03/15/30	4,140,470
5,000,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	5,078,631
3,200,000	*Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	08/15/41	3,347,733

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $58,997,784)			61,132,214

CORPORATE BONDS — 20.46%
700,000	AK Steel Corp.	7.75	06/15/12	684,250
1,550,000	‡America Movil S.A.	4.13	03/01/09	1,511,238
4,750,000	Bank One Texas N.A.	6.25	02/15/08	5,141,875
1,000,000	British Telecommunications plc	8.88	12/15/30	1,313,704
1,500,000	CIT Group, Inc.	7.38	04/02/07	1,645,021
500,000	CMS Energy Corp.	9.88	10/15/07	555,625
2,000,000	Comcast Cable Communications	6.88	06/15/09	2,222,936
2,000,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	2,250,000
	Deutsche Telekom International Finance
1,260,000		9.25	06/01/32	1,756,275
1,500,000		8.75	06/15/30	1,938,750
2,700,000	Ford Motor Credit Co.	7.50	03/15/05	2,759,527
250,000	Hercules, Inc.	11.13	11/15/07	296,875
3,850,000	Household Finance Corp.	8.00	07/15/10	4,550,619
900,000	IMC Global Inc., Series B	10.88	06/01/08	1,091,250
1,995,000	International Lease Finance Corp.	4.50	05/01/08	2,060,145
3,000,000	Lehman Brothers Holdings, Inc.	7.75	01/15/05	3,045,000
4,000,000	Merrill Lynch & Co. MTN	5.00	02/03/14	4,005,636
870,000	PSEG Energy Holdings, Inc.	8.63	02/15/08	959,175
800,000	‡Qwest Services Corp.	13.50	12/15/10	934,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Managed Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
$ 2,215,000	Sprint Capital Corp.	8.38%	03/15/12	$2,682,666
1,600,000	Time Warner Cos., Inc.	7.25	10/15/17	1,807,056
5,190,000	US Bancorp MTN	6.88	12/01/04	5,229,402
5,000,000	Wal-Mart Stores	4.13	02/15/11	5,007,350
1,500,000	Weyerhaeuser Co.	6.88	12/15/33	1,627,070

	TOTAL CORPORATE BONDS (Cost $51,557,196)			55,075,445

FOREIGN GOVERNMENT OBLIGATION — 1.17%
3,000,000	United Mexican States MTN (Cost $3,055,280)	6.38	01/16/13	3,159,000

TAX-EXEMPT SECURITIES — 4.00%
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A	5.00	10/01/16	2,210,000
2,500,000	California State, Infrastructure & Economic Development Bank, Bay Area Toll Bridges Project, Series A	5.25	07/01/16	2,759,375
2,500,000	Houston, Texas, Utility Systems Revenue Bonds, Series A	5.25	05/15/16	2,787,500
2,700,000	Indiana Bond Bank, Revenue Bonds, Series B	5.00	02/01/15	3,020,625

	TOTAL TAX-EXEMPT SECURITIES (Cost $10,466,949)			10,777,500

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 36.32%
	AGENCY BONDS AND NOTES — 4.90%
7,400,000	Fannie Mae, Zero Coupon	6.29	10/09/19	3,214,116
10,000,000	Federal Home Loan Bank, Discount Note	1.73	10/20/04	9,990,870

				13,204,986

	MORTGAGE-BACKED SECURITIES — 26.33%
4,912,702	Federal Home Loan Mortgage Corporation, Pool # A20105	5.00	04/01/34	4,870,245
4,901,640	Pool # C01811	5.00	04/01/34	4,859,279
188,596	Pool # C71221	5.00	09/01/32	187,497
3,193,244	Federal National Mortgage Association, Pool # 763704	5.00	04/01/34	3,163,652
2,984,809	Pool # 781126	5.00	05/01/34	2,957,148
9,948,401	Pool # 782208	5.00	05/01/34	9,856,206

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	MORTGAGE-BACKED SECURITIES — (continued)
$ 4,123,209	Federal National Mortgage Association ARM Pool # 612514	3.99%	05/01/33	$4,169,417
4,302,377	Pool # 728826	4.11	07/01/33	4,351,956
	Government National Mortgage Association
927,505	Pool # 2562	6.00	03/20/28	963,870
3,868,789	Pool # 3413	4.50	07/20/33	3,747,633
22,489,328	Pool # 3414	5.00	07/20/33	22,384,380
3,614,272	Pool # 3442	5.00	09/20/33	3,598,941
1,218,434	Pool # 267812	8.50	06/15/17	1,349,651
91,036	Pool # 532751	9.00	08/15/30	100,807
504,876	Pool # 568670	6.50	04/15/32	533,220
658,296	Pool # 780548	8.50	12/15/17	727,708
688,708	Pool # 780865	9.50	11/15/17	778,826
1,167,116	Pool # 781084	9.00	12/15/17	1,310,342
971,618	Government National Mortgage Association ARM Pool # 80311	3.50	08/20/29	983,352

				70,894,130

	U.S. GOVERNMENT SECURITIES — 5.09%
2,342,160	U.S. Treasury Inflation Indexed Note	3.63	04/15/28	2,971,798
	U.S. Treasury Principal Only STRIPS
8,710,000		—	05/15/17	4,786,319
4,000,000		—	05/15/17	2,211,640
8,000,000		—	02/15/20	3,727,664

				13,697,421

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $94,963,313)			97,796,537

Shares
SHORT-TERM INVESTMENTS — 9.25%
12,445,870	@Dreyfus Government Cash Management Fund			12,445,870
12,445,869	@Fidelity U.S. Treasury II Fund			12,445,869

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,891,739)			24,891,739

TOTAL INVESTMENTS (Cost $259,495,970)	99.74%	$268,559,505
OTHER ASSETS & LIABILITIES (NET)	0.26	708,757

TOTAL NET ASSETS	100.00%	$269,268,262

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Managed Income Fund — (continued)

*	Variable Rate Security—The rate disclosed is as of September 30, 2004.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $4,603,756 or 1.71% of net assets.

plc—public limited company

MTN—Medium Term Note

Zero Coupon—Rate disclosed is the effective yield at the time of purchase.

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

ARM—Adjustable Rate Mortgage

STRIPS—Separately Traded Registered Interest and Principal Securities

@	Registered Investment Company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government and Agency Obligations	36.32%	$97,796,537
Commercial Mortgage-Backed Securities	22.70	61,132,214
Corporate Bonds	20.46	55,075,445
Registered Investment Companies	9.25	24,891,739
Tax-Exempt Securities	4.00	10,777,500
Collateralized Mortgage Obligations	2.96	7,970,024
Asset-Backed Securities	2.88	7,757,046
Foreign Government Obligation	1.17	3,159,000

Total Investments	99.74%	$268,559,505
Other Assets & Liabilities (Net)	0.26	708,757

Net Assets	100.00%	$269,268,262

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Managed Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITIES — 5.90%
$ 2,000,000	‡Capital One Master Trust, 2001-6 C	6.70%	06/15/11	$2,164,375
3,485,000	*Capital One Multi-Asset Execution Trust, 2003-A1 A1	2.15	01/15/09	3,502,104
1,580,000	*Capital One Multi-Asset Execution Trust, 2003-B1 B1	2.93	02/17/09	1,602,330
2,590,000	*Chase Credit Card Master Trust, 2001-1 C	2.61	06/16/08	2,606,053
4,081,504	Chase Funding Mortgage Loan Asset Backed Certificates, 2002-4 1A3	3.44	04/25/23	4,089,636
1,522,159	*Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2	2.11	04/25/33	1,526,861
2,380,000	*Household Affinity Credit Card Master Note, 2003-3 C	2.74	08/15/08	2,401,571
2,000,000	*‡MBNA Master Credit Card Trust USA, 2000-K C	2.56	03/17/08	1,998,125
949,821	MMCA Automobile Trust, 2002-2 A3	3.67	07/17/06	951,100
2,324,380	*Residential Asset Mortgage Products, Inc., 2003-RS8 AI1	2.00	08/25/21	2,324,808

	TOTAL ASSET BACKED SECURITIES (Cost $23,142,103)			23,166,963

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.25%
6,213,157	Bear Stearns ARM, 2004-1 11A3	3.55	04/25/34	6,248,391
6,362,460	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	6,531,463

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,793,446)			12,779,854

COMMERCIAL MORTAGE-BACKED SECURITIES — 16.79%
2,825,073	*‡Banc of America Large Loan, 2003-BBA2 A1	1.92	11/15/15	2,825,098

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — (continued)
$ 2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23%	01/17/32	$2,354,183
3,476,000	*Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	4,266,498
3,400,000	‡DLJ Mortgage Acceptance Corp., 1996-CF2 A3	7.38	11/12/21	3,626,330
4,581,041	1997-CF2 A1B	6.82	10/15/30	4,930,651
3,725,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	4,114,547
1,923,411	LB-UBS Commercial Mortgage Trust, 2001-C2 A1	6.27	06/15/20	2,057,660
3,713,081	Midland Realty Acceptance Corp., Series 1996-C2 B	7.34	01/25/29	4,023,352
3,070,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,107,462
2,402,770	Mortgage Capital Funding, Inc., 1996-MC2 C	7.22	12/21/26	2,572,977
4,682,142	Mortgage Capital Funding, Inc., 1997-MC2 A2	6.66	11/20/27	5,014,416
2,500,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	2,745,670
2,500,000	Nationslink Funding Corp., 1999-2 B	7.53	06/20/31	2,826,770
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B	6.59	03/15/30	3,736,184
4,025,000	*Nomura Asset Securities Corp., 1998-D6 A4	7.37	03/15/30	4,761,540
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,589,450
6,375,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,475,255

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Managed Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — (continued)
$4,700,000	*Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23%	08/15/41	$4,916,983

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $63,554,807)			65,945,026

CORPORATE BONDS — 32.26%
500,000	AK Steel Corp.	7.75	06/15/12	488,750
2,600,000	Alcan, Inc.	5.20	01/15/14	2,669,100
4,370,000	Allstate Corp.	5.38	12/01/06	4,576,137
1,720,000	‡America Movil S.A.	4.13	03/01/09	1,676,986
3,525,000	Bottling Group llc	2.45	10/16/06	3,487,561
4,155,000	Caterpillar Financial Services Corp. MTN	2.35	09/15/06	4,101,978
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	456,250
4,580,000	CIT Group, Inc.	2.88	09/29/06	4,555,195
500,000	CMS Energy Corp.	9.88	10/15/07	555,625
250,000	Compagnie Generale de Geophysique S.A.	10.63	11/15/07	264,750
2,925,000	Continental Cablevision	9.00	09/01/08	3,429,563
4,210,000	*Countrywide Home Loans, Inc. MTN	2.28	06/02/06	4,230,477
1,775,000	Credit Suisse First Boston (USA), Inc.	3.88	01/15/09	1,773,786
2,010,000	DaimlerChrysler NA Holding Corp.	4.05	06/04/08	2,028,016
6,000,000	FedEx Corp.	2.65	04/01/07	5,901,912
2,255,000	Ford Motor Credit Co.	5.80	01/12/09	2,336,744
3,585,000	General Motors Nova Scotia Finance Co.	6.85	10/15/08	3,801,405
250,000	Hercules, Inc.	11.13	11/15/07	296,875
5,550,000	Household Finance Corp.	8.00	07/15/10	6,559,983
350,000	IMC Global Inc., Series B	10.88	06/01/08	424,375
2,355,000	International Lease Finance Corp.	6.38	03/15/09	2,579,702
	J.P. Morgan Chase & Co.
1,750,000		6.63	03/15/12	1,964,261
4,050,000		5.25	05/30/07	4,255,983
5,300,000	*John Deere Capital Corp. MTN	1.83	07/11/05	5,308,973
3,435,000	Legg Mason, Inc.	6.75	07/02/08	3,782,955
2,075,000	Mercantile Bancorp.	7.30	06/15/07	2,283,452
4,000,000	Merrill Lynch & Co., Inc. MTN	3.00	04/30/07	3,967,636

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
$5,000,000	Morgan Stanley	4.75%	04/01/14	$4,840,380
2,000,000	‡Nationwide Life Global Funding, Inc.	5.35	02/15/07	2,090,060
1,930,000	Nisource Finance Corp.	7.88	11/15/10	2,280,754
3,000,000	North Fork Backcorp., Inc.	5.88	08/15/12	3,208,206
2,280,000	Ocean Energy, Inc.	7.25	10/01/11	2,589,661
1,945,000	Prudential Financial, Inc.	5.10	09/20/14	1,946,675
1,200,000	‡Qwest Services Corp.	13.50	12/15/10	1,401,000
1,750,000	Susquehanna Bancshares, Inc.	6.05	11/01/12	1,847,626
1,575,000	Telefonos de Mexico S.A. de CV	4.50	11/19/08	1,579,629
4,185,000	*Textron Financial Corp. MTN	2.91	04/24/06	4,255,337
	Time Warner, Inc.
2,375,000		6.75	04/15/11	2,634,818
4,260,000		5.63	05/01/05	4,336,378
3,750,000	US Bank NA	2.87	02/01/07	3,725,310
	Wachovia Corp.
1,530,000		5.25	08/01/14	1,564,027
5,000,000		3.50	08/15/08	4,984,760
2,150,000	*Wells Fargo Bank NA	7.80	06/15/10	2,223,315
3,295,000	Weyerhauser Co.	5.25	12/15/09	3,448,583

	TOTAL CORPORATE BONDS (Cost $123,831,001)			126,714,949

FOREIGN GOVERNMENT OBLIGATION — 0.53%
1,960,000	United Mexican States (Cost $1,914,993)	6.63	03/03/15	2,077,600

TAX-EXEMPT SECURITY — 0.73%
2,600,000	California State, Infrastructure & Economic Development Bank, Bay Area Toll Bridges Project, Series A (Cost $2,840,968)	5.25	07/01/16	2,869,750

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 38.29%
	AGENCY BONDS AND NOTES — 11.42%
8,000,000	Fannie Mae	3.63	01/19/07	8,083,112
	Federal Home Loan Mortgage Corporation
3,355,000		5.13	07/15/12	3,524,062
5,670,000		3.00	09/29/06	5,665,702
8,000,000		2.88	11/03/06	7,973,936

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited) Intermediate-Term Managed Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	AGENCY BONDS AND NOTES — (continued)
	Federal National Mortgage Association
$ 11,200,000		7.25%	01/15/10	$12,988,080
4,050,000		5.50	07/18/12	4,122,839
2,454,000		2.25	02/28/06	2,443,337
50,000	Freddie Mac MTN	2.85	01/05/07	49,906

				44,850,974

	MORTGAGE-BACKED SECURITIES — 7.98%
	Federal National Mortgage Association
2,555,000	Pool # 385538	4.79	11/01/12	2,591,624
1,467,077	Pool # 545290	7.50	10/01/16	1,561,784
363,321	Pool # 577218	6.00	04/01/31	376,602
7,931	Pool # 578823	5.50	04/01/31	8,067
2,715,415	Pool # 624250	6.00	01/01/17	2,849,241
293,620	Pool # 625797	6.00	01/01/17	308,091
1,157,892	Pool # 709693	5.50	06/01/28	1,180,895
770,198	Pool # 709698	5.50	06/01/33	782,084
4,836,499	Federal National Mortgage Association ARM Pool # 704372	4.50	05/01/33	4,881,780
2,597,071	* Pool # 728826	4.11	07/01/33	2,626,999
112,537	Government National Mortgage Association Pool # 3078	5.50	05/20/31	114,602
4,195,874	Pool # 3319	5.00	12/20/32	4,177,453
4,595,419	Pool # 3442	5.00	09/20/33	4,575,926
22,647	Pool # 195801	8.50	01/15/17	24,867
10,338	Pool # 195833	8.50	04/15/17	11,352
8,431	Pool # 212760	8.50	04/15/17	9,257
4,287	Pool # 334299	8.00	05/15/23	4,717
465,812	Pool # 367412	6.00	11/15/23	483,540
2,022,395	Pool # 604726	4.50	10/15/33	1,964,117
2,914,225	Pool # 608288	4.50	09/15/33	2,830,248

				31,363,246

	U.S. GOVERNMENT SECURITIES — 18.89%
	***U.S. Treasury Bills
5,000,000		1.57	11/12/04	4,991,145
5,000,000		1.42	10/28/04	4,994,530
	U.S. Treasury Notes
1,910,000		5.75	08/15/10	2,129,268
20,555,000		5.00	02/15/11	22,098,886
3,600,000		4.25	11/15/13	3,646,408
25,565,000		2.00	08/31/05	25,526,064
23,240,000	U.S. Treasury Principal Only STRIPS	—	02/15/20	10,828,864

				74,215,165

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $148,989,274)			150,429,385

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 1.71%
3,366,452	@Dreyfus Government Cash Management Fund	$3,366,452
3,366,451	@Fidelity U.S. Treasury II Fund	3,366,451

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,732,903)	6,732,903

TOTAL INVESTMENTS (Cost $383,799,495)	99.46%	$390,716,430
OTHER ASSETS & LIABILITIES (NET)	0.54	2,139,671

NET ASSETS	100.00%	$392,856,101

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $20,712,625 or 5.27% of net assets.
*	Variable Rate Security—The rate disclosed is as of September 30, 2004.

ARM—Adjustable Rate Mortgage

llc—Limited Liability Company

MTN—Medium Term Note

**	The rate shown is the effective yield at the time of purchase.

STRIPS—Separately Traded Registered Interest and Principal Securities

@	Registered Investment Company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited) Intermediate-Term Managed Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government and Agency Obligations	38.29%	$150,429,385
Corporate Bonds	32.26	126,714,949
Commercial Mortgage-Backed Securities	16.79	65,945,026
Asset-Backed Securities	5.90	23,166,963
Collateralized Mortgage Obligations	3.25	12,779,854
Registered Investment Companies	1.71	6,732,903
Tax-Exempt Security	0.73	2,869,750
Foreign Government Obligation	0.53	2,077,600

Total Investments	99.46%	$390,716,430
Other Assets & Liabilities (Net)	0.54	2,139,671

Net Assets	100.00%	$392,856,101

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITIES — 2.41%
$ 5,000,000	Citifinancial Mortgage Securities, Inc., Step Bond, 2003-4 AF2	2.66%	10/25/33	$4,989,984
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3	4.54	08/25/28	6,071,139

	TOTAL ASSET BACKED SECURITIES (Cost $11,072,660)			11,061,123

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.36%
8,114,498	*Bank of America Mortgage Securities, 2004-B 2A2	4.16	03/25/34	8,108,152
7,290,110	*Bear Stearns ARM, 2004-1 11A3	3.55	04/25/34	7,331,451
5,912,929	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	6,026,260
6,122,697	Federal Home Loan Mortgage Corporation 2659 NC	4.00	04/15/15	6,164,744
11,659,000	2731 EA	3.50	01/15/11	11,717,044
6,640,000	2743 HA	4.50	11/15/09	6,750,940
6,200,000	2752 PA	3.50	11/15/08	6,241,551
3,303,736	2766 BV	4.50	02/15/12	3,325,087
6,500,000	2772 YA	3.50	12/15/11	6,545,131
8,835,000	2807 NL	3.50	01/15/15	8,892,246
8,835,000	2808 PA	4.00	09/15/12	8,937,589
8,577,050	2836 TA	5.00	10/15/27	8,693,645
6,919,000	Federal National Mortgage Association 1997-M5 C	6.74	08/25/07	7,474,887
162,506	2001-51 GD	5.50	10/25/25	162,749
6,151,833	2002-89 CA	5.00	04/25/16	6,278,257
8,600,000	2003-16 PB	4.50	11/25/12	8,688,181
8,379,620	2003-89 DX	3.50	05/25/15	8,412,767
8,991,000	2004-1 HA	3.50	03/25/11	9,040,165
7,379,567	2004-W4 A1	2.75	06/25/34	7,340,749
10,000,000	2004-50 MA	4.50	05/25/19	10,159,016
1,902,446	Federal National Mortgage Association ACES, 2001-M2 A	6.22	01/25/09	1,978,170

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,370,369)			148,268,781

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — 6.66%
$ 6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C	6.90%	11/19/28	$7,490,141
6,000,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	10/08/08	6,057,116
2,755,050	LB Commercial Conduit Mortgage Trust, 1998-C1 A2	6.40	02/18/30	2,796,626
5,028,684	* ‡Morgan Stanley Capital, 1996-C1 C	7.45	02/15/28	5,206,922
5,000,000	Mortgage Capital Funding, Inc., 1996-MC1 C	7.80	06/15/28	5,314,818
350,949	Mortgage Capital Funding, Inc., 1996-MC2 A3	7.01	09/20/06	363,612
3,214,760	Nationslink Funding Corp., 1998-2 A1	6.00	08/20/30	3,299,533

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $31,308,954)			30,528,768

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 57.00%
	AGENCY BONDS AND NOTES — 14.63%
3,000,000	Fannie Mae	3.63	01/19/07	3,031,167
25,210,000	Federal Home Loan Bank	3.38	09/14/07	25,351,176
15,000,000	Federal Home Loan Mortgage Corporation	3.88	02/15/05	15,108,975
	Freddie Mac MTN
13,250,000		2.15	02/17/06	13,179,656
10,500,000		2.05	07/14/06	10,374,934

				67,045,908

	MORTGAGE-BACKED SECURITIES — 21.67%
759,304	Federal Home Loan Mortgage Corporation Pool # C68593	7.00	11/01/28	808,871
5,971,305	Pool # E01582	6.00	01/01/19	6,261,491
3,502,336	Pool # M90903	4.00	03/01/09	3,534,966
5,765,113	*Federal Home Loan Mortgage Corporation ARM, Pool # 1B1081	3.84	09/01/33	5,880,891
1,847,147	Federal National Mortgage Association Pool # 253509	7.50	11/01/15	1,966,390
1,748,059	Pool # 254196	6.00	02/01/17	1,834,210

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	MORTGAGE-BACKED SECURITIES — (continued)
	Federal National Mortgage Association — (continued)
$ 4,821,438	Pool # 254475	6.50%	10/01/17	$5,107,469
1,664,026	Pool # 323572	7.50	01/01/29	1,788,360
2,459,307	Pool # 323597	6.50	01/01/29	2,585,810
2,811,520	Pool # 375575	6.60	12/01/07	3,023,801
755,573	Pool # 516210	8.00	08/01/14	806,952
78,393	Pool # 517390	8.00	11/01/11	83,757
797,911	Pool # 535377	8.00	06/01/15	852,264
2,849,156	Pool # 535863	6.00	03/01/16	2,992,270
652,016	Pool # 535981	8.00	01/01/16	696,395
2,839,034	Pool # 555412	6.00	04/01/18	2,979,638
494,526	Pool # 612310	6.00	09/01/16	518,899
3,146,831	Pool # 634195	7.50	10/01/28	3,381,959
2,331,980	Pool # 382316	3.86	04/01/10	2,293,606
7,016,723	Pool # 766684	4.48	03/01/34	7,112,591
6,953,296	Pool # 770870	4.35	04/01/34	6,997,762
5,734,685	Pool # 780840	4.50	06/01/34	5,803,543
8,324,112	Pool # 786076	4.80	07/01/34	8,487,932
	Federal National Mortgage Association ARM
891,072	*Pool # 545362	5.78	12/01/31	912,600
10,720,790	Pool # 786423	4.63	07/01/34	10,902,467
7,150,000	Federal National Mortgage Association, TBA	5.50	10/15/18	7,386,844
	Government National Mortgage Association
848,964	Pool # 780240	8.50	09/15/09	893,797
216,750	Pool # 780752	8.50	04/15/10	237,364
886,747	Pool # 781036	8.00	10/15/17	969,601
1,153,557	Pool # 781181	9.00	12/15/09	1,245,248
	*Government National Mortgage Association ARM
635,995	Pool # 8378	4.75	07/20/18	643,785
294,858	Pool # 80385	3.25	03/20/30	294,384

				99,285,917

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	U.S. GOVERNMENT SECURITIES — 20.70%
$ 10,000,000	U.S. Treasury Bonds	10.38%	11/15/09	$10,102,300
10,551,780	U.S. Treasury Inflationary Index Note	3.63	01/15/08	11,571,926
	U.S. Treasury Notes
21,390,000		2.75	07/31/06	21,470,212
22,500,000		2.50	05/31/06	22,509,675
29,500,000		1.63	02/28/06	29,199,248

				94,853,361

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $261,209,096)			261,185,186

Shares
SHORT-TERM INVESTMENTS — 2.82%
6,470,645	@Dreyfus Government Cash Management Fund			6,470,645
6,470,645	@Fidelity U.S. Treasury II Fund			6,470,645

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,941,290)			12,941,290

TOTAL INVESTMENTS (Cost $465,902,369)	101.25%	$463,985,148
OTHER ASSETS & LIABILITIES (NET)	(1.25)	(5,721,383)

NET ASSETS	100.00%	$458,263,765

Step	Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004.
*	Variable Rate Security—The rate disclosed is as of September 30, 2004.

ARM—Adjustable Rate Mortgage

ACES—Alternative Credit Enhancement Structure

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $5,206,922 or 1.14% of net assets.

MTN—Medium Term Note

TBA—Securities traded under delayed delivery commitments settling after September 30, 2004. Income on these securities will not be earned until settle date.

@	Registered Investment Company

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Government Securities Fund — (continued)

See Notes to Financial Statements.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government and Agency Obligations	57.00%	$261,185,186
Collateralized Mortgage Obligations	32.36	148,268,781
Commercial Mortgage-Backed Securities	6.66	30,528,768
Registered Investment Companies	2.82	12,941,290
Asset-Backed Securities	2.41	11,061,123

Total Investments	101.25%	$463,985,148
Other Assets & Liabilities (Net)	(1.25)	(5,721,383)

Net Assets	100.00%	$458,263,765

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — 89.67%
	ADVANCED MATERIALS/PRODUCTS — 1.22%
$ 2,215,000	Hexcel Corp.	9.75%	01/15/09	$2,325,750

	ADVERTISING PERIODICALS — 1.24%
976,000	Dex Media West llc/ Dex Media Finance Co., Series B	9.88	08/15/13	1,146,800
1,000,000	‡RH Donnelley Finance Corp.	10.88	12/15/12	1,212,500

				2,359,300

	AGRICULTURAL CHEMICALS — 2.74%
2,500,000	IMC Global, Inc., Series B	11.25	06/01/11	2,950,000
2,000,000	Terra Capital, Inc.	11.50	06/01/10	2,260,000

				5,210,000

	AUTO – TRUCK PARTS & EQUIPMENT — 3.58%
2,500,000	‡Collins & Aikman Products Co.	12.88	08/15/12	2,306,250
2,000,000	Dana Corp.	9.00	08/15/11	2,415,000
2,000,000	Visteon Corp.	8.25	08/01/10	2,105,000

				6,826,250

	CABLE TV — 1.92%
2,000,000	Charter Communications Holdings llc/ Charter Communications Holdings Capital Corp.	8.63	04/01/09	1,555,000
2,000,000	CSC Holdings, Inc., Series B	7.63	04/01/11	2,107,500

				3,662,500

	CASINO HOTELS — 11.73%
2,000,000	Ameristar Casinos, Inc.	10.75	02/15/09	2,270,000
1,000,000	‡Aztar Corp.	7.88	06/15/14	1,060,000
1,000,000	Boyd Gaming Corp.	8.75	04/15/12	1,115,000
	Caesars Entertainment, Inc.
1,000,000		9.38	02/15/07	1,115,000
2,000,000		8.88	09/15/08	2,280,000
500,000	‡Herbst Gaming, Inc.,	8.13	06/01/12	512,500
1,680,000	Kerzner International Ltd.	8.88	08/15/11	1,841,700
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,272,500
2,000,000	Penn National Gaming, Inc.	8.88	03/15/10	2,192,500
1,000,000	Penn National Gaming, Inc., Series B	11.13	03/01/08	1,080,000

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	CASINO HOTELS — (continued)
$ 3,000,000	Pinnacle Entertainment, Inc., Series B	9.25%	02/15/07	$3,075,000
1,000,000	Resorts International Hotel and Casino, Inc.	11.50	03/15/09	1,150,000
2,250,000	River Rock Entertainment Authority	9.75	11/01/11	2,368,125

				22,332,325

	CELLULAR TELECOM — 1.09%
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,052,500
1,000,000	Western Wireless Corp.	9.25	07/15/13	1,020,000

				2,072,500

	CHEMICALS – DIVERSIFIED — 2.95%
2,000,000	Equistar Chemicals L.P./Equistar Funding Corp.	10.63	05/01/11	2,280,000
	Lyondell Chemical Co.
1,000,000		10.50	06/01/13	1,155,000
2,000,000		9.50	12/15/08	2,182,500

				5,617,500

	CHEMICALS – PLASTICS — 1.11%
	PolyOne Corp.
1,000,000		10.63	05/15/10	1,095,000
1,000,000		8.88	05/01/12	1,020,000

				2,115,000

	CHEMICALS – SPECIALTY — 0.83%
1,500,000	‡Crompton Corp.	9.88	08/01/12	1,575,000

	COAL — 1.10%
2,000,000	Massey Energy Co.	6.95	03/01/07	2,100,000

	COMMERCIAL SERVICES — 1.14%
2,000,000	Iron Mountain, Inc.	8.63	04/01/13	2,170,000

	COMPUTER SERVICES — 0.54%
1,000,000	Unisys Corp.	7.88	04/01/08	1,027,500

	CONSUMER PRODUCTS — 1.14%
2,000,000	Armkel llc/Armkel Finance	9.50	08/15/09	2,180,000

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	CONTAINERS – METAL/GLASS — 6.40%
$ 2,500,000	Ball Corp.	6.88%	12/15/12	$2,662,500
3,000,000	Crown European Holdings S.A.	10.88	03/01/13	3,487,500
4,000,000	Owens-Illinois, Inc.	7.50	05/15/10	4,090,000
1,000,000	US Can Corp.	10.88	07/15/10	1,027,500
1,000,000	US Can Corp., Series B	12.38	10/01/10	920,000

				12,187,500

	CONTAINERS – PAPER/PLASTIC — 1.41%
1,000,000	‡Intertape Polymer US, Inc.	8.50	08/01/14	1,010,000
2,000,000	Radnor Holdings, Inc.	11.00	03/15/10	1,680,000

				2,690,000

	DISTRIBUTION/WHOLESALE — 1.04%
2,000,000	Nebraska Book Co., Inc.	8.63	03/15/12	1,990,000

	ELECTRIC – GENERATION — 1.76%
3,000,000	AES Corp.	9.50	06/01/09	3,352,500

	ELECTRIC – INTEGRATED — 3.60%
3,000,000	CMS Energy Corp.	9.88	10/15/07	3,333,750
3,305,000	PSEG Energy Holdings llc	7.75	04/16/07	3,528,087

				6,861,837

	ELECTRONIC COMPONENTS – SEMICONDUCTORS — 0.56%
1,000,000	Fairchild Semiconductor International, Inc.	10.50	02/01/09	1,070,000

	FOOD – MISCELLANEOUS/DIVERSIFIED — 1.16%
2,000,000	Del Monte Corp., Series B	9.25	05/15/11	2,200,000

	FORESTRY — 1.59%
2,950,000	Tembec Industries, Inc.	8.63	06/30/09	3,023,750

	FUNERAL SERVICES & RELATED ITEMS — 1.13%
2,000,000	Service Corp. International	7.70	04/15/09	2,155,000

	GAS – DISTRIBUTION — 1.13%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,155,000

	HOME FURNISHINGS — 0.53%
1,000,000	‡Sealy Mattress Co.	8.25	06/15/14	1,010,000

	LIFE/HEALTH INSURANCE — 1.09%
2,000,000	‡Americo Life, Inc.	7.88	05/01/13	2,082,614

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	MACHINE TOOLS & RELATED PRODUCTS — 0.64%
$ 1,250,000	Thermadyne Holdings Corp.	9.25%	02/01/14	$1,215,625

	MACHINERY – FARM — 1.13%
2,000,000	AGCO Corp.	9.50	05/01/08	2,160,000

	MEDICAL – HOSPITALS — 0.55%
1,000,000	‡IASIS Healthcare llc/ IASIS Capital Corp.	8.75	06/15/14	1,047,500

	MEDICAL PRODUCTS & SERVICES — 0.52%
1,000,000	‡Encore Medical IHC, Inc., When- Issued	9.75	10/01/12	987,500

	METAL – ALUMINUM — 2.37%
10,033,000	‡Ormet Corp., In Default	11.00	08/15/08	4,514,850

	METALS – PROCESSORS & FABRICATORS — 0.82%
500,000	‡Mueller Group, Inc.	10.00	05/01/12	540,000
1,000,000	‡Transportation Technologies Industries, Inc.	12.50	03/31/10	1,026,250

				1,566,250

	MISCELLANEOUS MANUFACTURING — 1.44%
2,000,000	IPC Acquisition Corp.	11.50	12/15/09	2,200,000
500,000	Reddy Ice Group, Inc.	8.88	08/01/11	538,750

				2,738,750

	MULTI-LINE INSURANCE — 1.11%
2,128,000	Allmerica Financial Corp.	7.63	10/15/25	2,117,360

	MUSIC — 0.87%
1,600,000	‡Warner Music Group	7.38	04/15/14	1,656,000

	NON-HAZARDOUS WASTE DISPOSAL — 0.87%
1,565,000	Allied Waste North America, Series B	10.00	08/01/09	1,647,163

	OFFICE AUTOMATION & EQUIPMENT — 0.85%
1,500,000	Xerox Corp.	7.63	06/15/13	1,620,000

	OIL – EXPLORATION & PRODUCTION — 0.85%
1,500,000	Baytex Energy Ltd.	9.63	07/15/10	1,612,500

	OIL – REFINING & MARKETING — 1.85%
3,000,000	Premcor Refining Group, Inc.	9.50	02/01/13	3,532,500

	PAPER & RELATED PRODUCTS — 3.42%
2,500,000	Caraustar Industries, Inc.	9.88	04/01/11	2,675,000

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	PAPER & RELATED PRODUCTS — (continued)
$ 1,500,000	Norske Skog Canada, Series D	8.63%	06/15/11	$1,627,500
2,000,000	Stone Container Corp.	9.75	02/01/11	2,215,000

				6,517,500

	PHYSICIANS PRACTICE MANAGEMENT — 0.81%
1,000,000	Ameripath, Inc.	10.50	04/01/13	1,020,000
500,000	‡US Oncology, Inc.	9.00	08/15/12	517,500

				1,537,500

	REAL ESTATE INVESTMENT TRUST — 0.59%
1,000,000	La Quinta Properties, Inc.	8.88	03/15/11	1,120,000

	RENTAL AUTO/EQUIPMENT — 0.98%
2,000,000	United Rentals North America, Inc.	7.75	11/15/13	1,875,000

	RETAIL – ARTS & CRAFTS — 1.14%
2,000,000	Michaels Stores, Inc.	9.25	07/01/09	2,170,000

	RETAIL – DISCOUNT — 0.53%
1,000,000	ShopKo Stores, Inc.	9.25	03/15/22	1,015,000

	RETAIL – DRUG STORE — 0.52%
1,000,000	‡Jean Coutu Group, Inc.	8.50	08/01/14	992,500

	RETAIL – MAJOR DEPARTMENT STORE — 0.89%
1,000,000	JC Penny Co., Inc.	8.00	03/01/10	1,138,750
500,000	Saks, Inc.	8.25	11/15/08	550,000

				1,688,750

	SATELLITE TELECOM — 0.79%
1,000,000	‡Inmarsat Finance plc	7.63	06/30/12	992,500
500,000	‡PanAmSat Corp.	9.00	08/15/14	520,000

				1,512,500

	SEISMIC DATA COLLECTION — 1.67%
3,000,000	Compagnie Generale de Geophysique S.A.	10.63	11/15/07	3,177,000

	SOAP & CLEANING PREPARATION — 1.18%
2,000,000	Johnsondiversey, Inc., Series B	9.63	05/15/12	2,240,000

	STEEL – PRODUCERS — 2.09%
2,500,000	AK Steel Corp.	7.75	06/15/12	2,443,750
1,298,000	United States Steel llc	10.75	08/01/08	1,531,640

				3,975,390

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	TELEPHONE – INTEGRATED — 4.67%
$ 500,000	Cincinnati Bell Telephone Co. MTN	6.33%	12/30/05	$497,500
3,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,737,500
1,000,000	Eircom Funding	8.25	08/15/13	1,095,000
1,000,000	Madison River Capital llc/Madison River Financial Corp.	13.25	03/01/10	1,060,000
3,000,000	‡Qwest Services Corp.	13.50	12/15/10	3,502,500

				8,892,500

	TRANSPORTATION – MARINE — 1.78%
3,000,000	Overseas Shipholding Group	8.75	12/01/13	3,390,000

	TRANSPORTATION – RAIL — 1.01%
1,750,000	Kansas City Southern Railway	9.50	10/01/08	1,916,250

	TOTAL CORPORATE BONDS (Cost $167,670,212)			170,787,714

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 8.45%
16,100,000	Federal Home Loan Bank, Discount Note (Cost $16,099,329)	1.50	10/01/04	16,099,329

Shares
WARRANTS — 0.00%
8,500	†Mikohn Gaming Corp., Expires 08/15/08 (Cost $17,500)			3,400

TOTAL INVESTMENTS (Cost $183,787,041)	98.12%	$186,890,443
OTHER ASSETS & LIABILITIES (NET)	1.88	3,585,510

NET ASSETS	100.00%	$190,475,953

llc—Limited Liability Company

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $27,065,964 or 14.21% of net assets.

L.P.—Limited Partnership

In Default—Security in default on interest payments.

When-Issued—Security purchased prior to its date of issuance.

plc—public limited company

MTN—Medium Term Note

Discount	Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
†	Non-income producing security

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Value
Services	19.16%	$36,488,288
Basic Materials	19.01	36,215,240
Industrials	13.29	25,307,625
Consumer Discretionary	10.97	20,896,000
U.S. Government and Agency Obligations	8.45	16,099,329
Technology	7.11	13,547,500
Utilities	6.49	12,369,337
Consumer Staples	3.48	6,620,000
Financials	2.79	5,319,974
Transportation	2.79	5,306,250
Energy	2.70	5,145,000
Health Care	1.88	3,572,500
Warrants	—	3,400

Total Investments	98.12%	$186,890,443
Other Assets & Liabilities (Net)	1.88	3,585,510

Net Assets	100.00%	$190,475,953

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 83.84%
$3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.000%	06/15/15	$3,325,440
3,000,000	Connecticut State Health & Education, Connecticut State University Revenue Bonds, Series E, (FGIC)	5.000	11/01/33	3,082,080
3,000,000	Florida State Jea St. Johns River Power Park System Revenue Bonds, 17th Series	5.250	10/01/13	3,332,790
2,800,000	#Marshall County, West Virginia, Pollution Control Authority, Mountaineer Carbon Revenue Bonds	1.720	12/01/20	2,800,000
3,000,000	Maryland State, Health and Higher Education, Johns Hopkins University Revenue Bonds, Series A	5.000	07/01/38	3,076,560
5,000,000	Maryland State, State and Local Facilities General Obligation Bonds, 1st Series	5.000	08/01/16	5,557,100
3,000,000	#New Jersey, Sports and Exposition Authority Revenue Bonds, Series B-1, (MBIA)	1.680	03/01/21	3,000,000
3,000,000	New York City, New York, Municipal Water and Sewer Authority Revenue Bonds, Series 2004-C	5.000	06/15/35	3,050,520
3,000,000	New York State, Environmental Facilities Revenue Bonds, Series I	5.000	06/15/33	3,072,030
3,000,000	North Carolina State, Public Improvement General Obligation Bonds, Series A	5.000	03/01/16	3,324,930
3,000,000	North Carolina State, University of North Carolina Revenue Bonds	5.000	12/01/33	3,070,650

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$3,000,000	Orange County, California, Sanitation District Certificates of Participation, (FGIC)	5.000%	02/01/33	$3,062,010
3,000,000	Orlando & Orange County Expressway Authority Revenue Bonds, Series B, (AMBAC)	5.000	07/01/35	3,061,530
3,000,000	#Palm Beach County, Florida, School Board Certificates of Participation, Series B, (AMBAC)	1.720	08/01/29	3,000,000
3,000,000	#Pennsylvania State University Revenue Bonds, Series A	1.670	04/01/31	3,000,000
3,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA)	5.000	11/01/28	3,061,290
3,000,000	University of California Revenue Bonds, Multi-Purpose Projects, Series Q, (FSA)	5.000	09/01/34	3,062,550

	TOTAL TAX-EXEMPT SECURITIES (Cost $53,913,990)			54,939,480

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 10.42%
3,000,000	Houston, Texas, Water & Sewer Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.000	12/01/30	3,366,510
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.500	05/01/16	3,460,680

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $6,210,599)			6,827,190

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 0.27%
175,806	@BlackRock Muni Fund	$175,806
1	@Dreyfus Tax Exempt Cash Fund	1

	TOTAL SHORT-TERM INVESTMENTS (Cost $175,807)	175,807

TOTAL INVESTMENTS (Cost $60,300,396)	94.53%	$61,942,477
OTHER ASSETS & LIABILITIES (NET)	5.47	3,581,922

NET ASSETS	100.00%	$65,524,399

FSA—Financial Security Assurance

FGIC—Financial Guaranty Insurance Corp.

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

MBIA—Municipal Bond Insurance Assoc.

AMBAC—American Municipal Bond Assurance Corp.

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately 10% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

State Diversification	% of Net Assets	Value
Florida	14.34%	$9,394,320
Maryland	13.18	8,633,660
Pennsylvania	9.86	6,460,680
North Carolina	9.76	6,395,580
California	9.35	6,124,560
New York	9.34	6,122,550
Texas	5.14	3,366,510
Nevada	5.07	3,325,440
Connecticut	4.70	3,082,080
Washington	4.67	3,061,290
New Jersey	4.58	3,000,000
West Virginia	4.27	2,800,000
Registered Investment Companies	0.27	175,807

Total Investments	94.53%	$61,942,477
Other Assets & Liabilities (Net)	5.47	3,581,922

Net Assets	100.00%	$65,524,399

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 88.07%
$10,000,000	#Alaska State Housing Finance Authority, Capital Project Revenue Bonds, Series C, (MBIA)	1.710%	07/01/22	$10,000,000
10,000,000	Clark County, Nevada, School District General Obligation Bonds, Series B, (FSA)	5.000	06/15/12	11,160,800
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.250	11/15/10	11,247,500
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC)	5.500	10/01/10	11,367,000
10,000,000	Cook County, Illinois, General Obligation Bonds, Series D, (AMBAC)	5.250	11/15/11	11,233,400
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA)	5.375	10/01/12	11,424,100
10,000,000	Detroit, Michigan, Sewer Disposal Revenue Bonds, Series A, (FSA)	5.000	07/01/14	11,088,600
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Series A, Department of Environmental Protection-Preservation 2000, (FSA)	6.000	07/01/13	11,909,100
10,000,000	Florida State Jea St. Johns River Power Park System Revenue Bonds, 17th Series	5.250	10/01/13	11,109,300
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.500	02/01/12	11,413,200
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA)	5.500	08/01/14	11,541,800

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA)	5.250%	06/15/13	$11,285,600
14,800,000	#Iowa State, Finance Authority, Multifamily Housing Village Court Association Revenue Bonds, Series B	1.710	11/01/15	14,800,000
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.500	12/15/11	12,105,100
14,710,000	#Kansas State Department of Transportation Highway Revenue Bonds, Series C-1	1.720	09/01/19	14,710,000
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.000	07/01/13	11,160,300
10,000,000	Maryland State General Obligation Bonds, State & Local Facilities Loan, 1st Series	5.250	03/01/13	11,397,300
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.250	10/15/14	11,270,300
10,000,000	New Jersey State General Obligation Bonds, Series D	6.000	02/15/11	11,624,500
20,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series C, (FSA)	5.500	12/15/10	22,697,400
10,000,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B, (FSA)	5.250	05/15/11	11,263,200

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Pennsylvania State General Obligation Bonds	5.500%	02/01/13	$11,487,100
10,000,000	Pennsylvania State General Obligation Bonds, First Series, (MBIA)	5.250	02/01/12	11,307,400
10,000,000	Pennsylvania State General Obligations Bonds, Second Series, (FGIC)	5.250	10/01/14	11,446,300
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA)	5.500	01/01/11	11,381,800
14,000,000	#Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series B	1.740	07/01/37	14,000,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $304,014,706)			315,431,100

TAX-EXEMPT SECURITY — BACKED BY LETTERS OF CREDIT — 2.79%
	PNC BANK N.A.
10,000,000	#Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Revenue Bonds, Series E-3 (Cost $10,000,000)	1.670	11/01/14	10,000,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 6.30%
10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A (Escrowed to Maturity)	5.250	12/01/10	11,279,600

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — (continued)
$10,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A (Escrowed to Maturity)	5.250%	06/15/11	$11,290,300

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $21,058,656)			22,569,900

Shares
SHORT-TERM INVESTMENTS — 1.84%
6,583,062	@BlackRock Muni Fund			6,583,062
1	@Dreyfus Tax Exempt Cash Fund			1

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,583,063)			6,583,063

TOTAL INVESTMENTS (Cost $341,656,425)	99.00%	$354,584,063
OTHER ASSETS & LIABILITIES (NET)	1.00	3,568,463

NET ASSETS	100.00%	$358,152,526

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

MBIA—Municipal Bond Insurance Assoc.

FSA—Financial Security Assurance

FGIC—Financial Guaranty Insurance Corp.

AMBAC—American Municipal Bond Assurance Corp.

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 9% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

State Diversification	% of Net Assets	Value
New Jersey	12.73%	$45,612,200
Illinois	12.66	45,340,400
Pennsylvania	12.35	44,240,800
Alaska	6.70	24,000,000
Colorado	6.52	23,352,600
Florida	6.43	23,018,400
Michigan	6.24	22,358,900
Iowa	4.13	14,800,000
Kansas	4.11	14,710,000
Texas	3.19	11,424,100
Hawaii	3.19	11,413,200
Maryland	3.18	11,397,300
South Carolina	3.18	11,381,800
Connecticut	3.17	11,367,000
New York	3.14	11,263,200
Nevada	3.12	11,160,800
California	3.12	11,160,300
Registered Investment Companies	1.84	6,583,063

Total Investments	99.00%	$354,584,063
Other Assets & Liabilities (Net)	1.00	3,568,463

Net Assets	100.00%	$358,152,526

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 95.80%
$15,000,000	California State, Economic Recovery General Obligation Bonds, Series A	5.000%	07/01/07	$16,159,800
10,000,000	#Detroit, Michigan, Water Supply System Revenue Bonds, Series C, (FGIC)	1.700	07/01/29	10,000,000
10,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series A	5.000	06/01/07	10,739,600
6,000,000	Georgia State Road & Thruway Authority Revenue Bonds	4.000	10/01/07	6,337,500
13,500,000	#Gwinnett County, Georgia, Development Authority Revenue Bonds, Civic & Cultural Center Project	1.660	09/01/31	13,500,000
10,000,000	Massachusetts State General Obligation Bonds, Series B	4.000	08/01/06	10,372,300
22,500,000	Memphis, Tennessee, Electric System Revenue Bonds, Series A, (FSA)	5.000	12/01/07	24,338,250
10,025,000	#Metropolitan Government of Nashville & Davidson County, Tennessee, Health & Educational Facilities Revenue Bonds, Vanderbilt University, Series C-2	1.650	10/01/30	10,025,000
10,000,000	#Michigan State, Technological University Revenue Bonds, Series A, (AMBAC)	1.670	10/01/18	10,000,000
11,000,000	Montgomery County, Maryland, General Obligation Bonds, Series A	5.000	11/01/07	11,964,700
5,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B	4.000	11/15/05	5,120,950

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	New Jersey State, Economic Development Authority Revenue Bonds, School Facilities, Series F	5.000%	06/15/07	$10,728,300
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D-1	5.000	11/01/07	10,842,800
13,500,000	#New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (AMBAC)	1.680	01/01/32	13,500,000
13,500,000	#Orlando, Florida, Utilities Commission Water & Electric Revenue Bonds, Series A	1.700	10/01/17	13,500,000
11,800,000	#Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Carnegie Mellon University Project, Series C	1.710	11/01/29	11,800,000
10,350,000	#Pennsylvania State University Revenue Bonds, Series A	1.670	03/01/32	10,350,000
10,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA)	5.000	11/01/06	10,599,600
11,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A	5.250	10/01/07	11,975,370
22,000,000	Texas State Public Finance Authority Revenue Bonds, Series A, (FSA)	5.000	12/15/07	23,818,740
5,000,000	#Uinta County, Wyoming, Pollution Control Revenue Bonds, Chevron USA, Inc. Project Revenue Bonds,	1.730	08/15/20	5,000,000

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 8,000,000	University of Maryland Revenue Bonds, Auxiliary Facility & Tuition, Series A	5.000%	04/01/05	$8,135,440
7,350,000	#University of Minnesota Revenue Bonds, Series A	1.580	08/01/31	7,350,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $266,026,937)			266,158,350

TAX-EXEMPT SECURITY — BACKED BY LETTERS OF CREDIT — 3.60%
	BNP PARIBAS
10,000,000	#New York State Housing Finance Agency Service Revenue Bonds, Series E (Cost $10,000,000)	1.680	03/15/27	10,000,000

Shares
SHORT-TERM INVESTMENTS — 0.07%
193,517	@BlackRock Muni Fund			193,517
1	@Dreyfus Tax Exempt Cash Fund			1

	TOTAL SHORT-TERM INVESTMENTS (Cost $193,518)			193,518

TOTAL INVESTMENTS (Cost $276,220,455)	99.47%	$276,351,868
OTHER ASSETS & LIABILITIES (NET)	0.53	1,471,318

NET ASSETS	100.00%	$277,823,186

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

AMBAC—American Municipal Bond Assurance Corp.

@ Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

State Diversification	% of Net Assets	Value
New York	14.20%	$39,463,750
Texas	12.88	35,794,110
Tennessee	12.37	34,363,250
Florida	8.73	24,239,600
Pennsylvania	7.97	22,150,000
Maryland	7.23	20,100,140
Michigan	7.20	20,000,000
Georgia	7.14	19,837,500
California	5.82	16,159,800
New Jersey	3.86	10,728,300
Washington	3.82	10,599,600
Massachusetts	3.73	10,372,300
Minnesota	2.65	7,350,000
Wyoming	1.80	5,000,000
Registered Investment Companies	0.07	193,518

Total Investments	99.47%	$276,351,868
Other Assets & Liabilities (Net)	0.53	1,471,318

Net Assets	100.00%	$277,823,186

See Notes to Financial Statements.

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 92.95%
$ 7,245,000	#Babylon, New York, General Obligation Bonds, (AMBAC)	1.660%	09/01/17	$7,245,000
10,000,000	Long Island Power Authority, New York Electric Authority, Revenue Bonds, Series A, (AMBAC)	5.500	12/01/09	11,261,800
10,000,000	Long Island Power Authority, New York Electric Authority, Revenue Bonds, Series A, (AMBAC)	5.500	12/01/11	11,446,400
15,000,000	Nassau County, New York, Interim Finance Authority, Revenue Bonds, Series B, (AMBAC)	5.000	11/15/12	16,812,600
1,650,000	#New York City, New York, Municipal Water & Sewer System Authority, Revenue Bonds	1.730	06/15/18	1,650,000
7,000,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series A	5.250	11/01/10	7,839,370
10,000,000	New York State, Dormitory Authority Revenue Bonds, Series B	5.250	05/15/12	11,082,600
5,000,000	New York State, Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC)	5.750	07/01/12	5,852,700
7,000,000	New York State, Dormitory Authority, State Personal Income Tax Revenue Bonds, Series A	5.500	03/15/12	7,979,230
7,000,000	New York State, Environmental Facilities Revenue Bonds, Municipal Water Project, Series K	5.000	06/15/12	7,832,790

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 5,000,000	New York State, Local Government Assistance Authority Revenue Bonds, Series A-1, (FSA)	5.000%	04/01/12	$5,559,900
7,000,000	New York State, Thruway Authority Revenue Bonds, Local Highway & Bridge Project, Series C	5.500	04/01/12	8,019,410
5,000,000	New York State, Thruway Authority Revenue Bonds, Series A, (MBIA)	5.000	04/01/11	5,548,300
10,000,000	New York State, Thruway Authority Service Construction Revenue Bonds, Local Highway & Bridge Project	5.500	04/01/14	11,230,500
5,000,000	New York State, Urban Development Revenue Bonds, Correctional Facilities, Series A	6.500	01/01/10	5,797,600
2,900,000	#Port Authority New York & New Jersey Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 2	1.730	05/01/19	2,900,000
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.000	07/01/11	5,912,150
6,700,000	#Suffolk County, New York, Water Authority, Bond Anticipation Notes	1.690	01/01/08	6,700,000
5,800,000	#Westchester County, New York, Health Revenue Bonds, Series C-1	1.350	11/01/19	5,800,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $141,948,397)			146,470,350

See Notes to Financial Statements.

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITY — ESCROWED IN U.S. GOVERNMENTS — 5.15%
$ 7,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA), (Prefunded 07/01/13 @100) (Cost $8,026,950)	5.375%	07/01/21	$8,111,810

Shares
OTHER INVESTMENTS — 0.62%
974,857	@BlackRock Institutional New York Money Market Fund			974,857
1	@Dreyfus New York Tax Exempt Cash Fund			1

	TOTAL OTHER INVESTMENTS (Cost $974,858)			974,858

TOTAL INVESTMENTS (Cost $150,950,205)	98.72%	$155,557,018
OTHER ASSETS & LIABILITIES (NET)	1.28	2,017,967

NET ASSETS	100.00%	$157,574,985

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Assoc.

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 5% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	89.25%	$140,637,160
General Obligation Bonds	4.60	7,245,000
Bond Anticipation Notes	4.25	6,700,000
Registered Investment Companies	0.62	974,858

Total Investments	98.72%	$155,557,018
Other Assets & Liabilities (Net)	1.28	2,017,967

Net Assets	100.00%	$157,574,985

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 90.74%
$ 545,000	Alameda-Contra Costa, California, Certificates of Participation, Transportation District, (AMBAC)	4.000%	08/01/12	$568,113
595,000	Berkeley, California, Unified School District, General Obligation Bonds, (FGIC)	4.375	08/01/06	622,662
35,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA)	4.900	09/01/06	37,030
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R	5.000	11/01/11	839,857
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.500	02/01/13	1,075,350
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T	5.000	12/01/11	1,093,370
500,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series U	4.000	12/01/06	522,170
750,000	California State Infrastructure & Economic Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA)	5.000	07/01/11	831,217
250,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series D, (MBIA)	4.850	09/01/08	271,900

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	California State, Department of Water Resources Revenue Bonds, Series Y, (FGIC)	5.000%	12/01/10	$1,114,590
1,000,000	California State, Economic Recovery General Obligation Bonds, Series A, (FGIC)	5.250	07/01/14	1,137,120
750,000	California State, General Obligation Bonds	6.250	04/01/08	841,537
750,000	California State, General Obligation Bonds, (MBIA)	7.500	10/01/07	864,848
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.000	07/01/13	1,116,030
315,000	Central Coast, Water Authority, California, Revenue Bonds, State Water Project, Series A, (AMBAC)	6.000	10/01/05	328,608
1,000,000	Central Valley School District Financing Authority, California, School District General Obligation Bonds, Series A, (MBIA)	6.150	08/01/09	1,157,420
1,100,000	Cerritos, California, Public Financing Authority Tax Allocation Bonds, Redevelopment Project, Series A, (AMBAC)	3.000	11/01/10	1,099,989
545,000	Chino Basin, California, Regional Financing Authority Municipal Water District Sewer System Project, (AMBAC)	7.000	08/01/05	569,160
350,000	Contra Costa County, California, Certificates of Participation, Capital Projects, (AMBAC)	4.625	02/01/07	371,312

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 550,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.000%	03/01/07	$601,678
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.000	03/01/08	1,121,200
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds	5.000	09/01/07	811,425
250,000	Escondido, California, Unified School District General Obligation Bonds, Series A, (FGIC)	5.000	09/01/08	273,690
1,150,000	Fairfield-Suisun, Unified School District, California, General Obligation Bonds, (MBIA)	4.250	08/01/10	1,229,396
975,000	Foothill-De Anza, California, Community College District, General Obligation Bonds, (FGIC)	5.000	08/01/14	1,072,871
155,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	4.800	09/01/06	163,700
750,000	Glendale, California, Unified School District General Obligation Bonds, Series D, (MBIA)	4.500	09/01/13	798,000
745,000	Los Altos, California, School District General Obligation Bonds, Series A, (FSA)	5.000	08/01/06	787,942
300,000	Los Angeles County, California, Public Works Financing Authority, Revenue Bonds, Regional Park & Open Space District, Series A	5.250	10/01/05	311,274

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 500,000	Los Angeles, California, Department of Airports Revenue Bonds, Series A, (FGIC)	6.000%	05/15/05	$513,285
150,000	Los Angeles, California, Municipal Improvement Revenue Bonds, Series A, (FSA)	4.875	02/01/06	156,237
750,000	Los Angeles, California, Municipal Improvement Revenue Bonds, Series B, (AMBAC)	4.600	02/01/06	778,500
1,000,000	Los Angeles, California, Sanitation Equipment Revenue Bonds, Series A, (FSA)	5.000	02/01/10	1,102,840
500,000	Los Angeles, California, Unified School District General Obigation Bonds, Series F, (FSA)	4.500	07/01/13	539,295
1,000,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, (FGIC)	5.500	06/01/10	1,134,680
1,000,000	Los Angeles, California, Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1	5.000	07/01/14	1,106,490
370,000	Marin, California, Municipal Water District Revenue Bonds, (AMBAC)	4.000	07/01/10	390,361
700,000	Metropolitan Water District of Southern California, General Obligation Bonds	4.250	03/01/08	747,299
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A	3.000	03/01/08	1,026,760
960,000	Metropolitan Water District of Southern California, Revenue Bonds	5.750	07/01/09	1,093,968
120,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B	5.250	07/01/07	129,422

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Modesto, California, Irrigation District Financing Authority Certificates of Participation, Series A, (MBIA)	4.000%	07/01/09	$1,062,010
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA)	5.450	10/01/07	1,063,442
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC)	4.000	09/01/10	1,056,500
500,000	Napa County, California, Flood Protection & Watershed Improvement Revenue Bonds, Series A, (FGIC)	5.000	06/15/13	543,225
250,000	Northern California Power Agency, Public Power Revenue Bonds, Geothermal Project, Series A, (AMBAC)	5.500	07/01/05	257,145
125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC)	5.600	07/01/06	133,004
250,000	Novato, California, General Obligation Bonds, Series A, (MBIA)	6.250	08/01/07	277,445
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC)	6.000	02/15/08	1,231,637
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC)	6.000	02/15/07	1,092,260
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC)	3.500	06/01/09	1,041,430

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.500%	08/01/10	$1,135,460
250,000	Sacramento County, California, Certificates of Participation, Public Facilities Project, (MBIA)	4.875	02/01/05	252,695
255,000	Sacramento, California, City Financing Authority Lease Revenue Bonds, Series A, (AMBAC)	5.050	11/01/06	271,618
300,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, (MBIA)	5.500	08/01/07	327,972
255,000	San Bernardino County, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (MBIA)	4.625	03/01/05	258,205
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.000	11/01/11	1,116,450
250,000	San Diego, California, General Obligation Bonds, Public Safety Communication Project	6.500	07/15/08	284,565
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.200	05/15/13	1,042,230
300,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, Series B, (FGIC)	5.000	05/15/08	325,386
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.000	08/01/11	1,112,730

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 875,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds	5.500%	07/01/07	$954,240
1,500,000	San Francisco, California, City & County Airports Commission Airport Revenue Bonds, 2nd Series, Issue 20, (MBIA)	5.000	05/01/06	1,575,255
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA)	5.000	06/15/08	1,097,680
680,000	San Francisco, California, City & County General Obligation Bonds, Series 1, (FGIC)	4.500	06/15/05	693,886
1,020,000	San Francisco, California, City & County Parking Authority Revenue Bonds, Parking Meter Project, Series 1, (FGIC)	4.000	06/01/06	1,057,444
500,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC)	5.000	08/01/07	540,520
625,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC)	4.750	08/01/05	641,263
750,000	San Mateo County, California, Transportation District, Sales Tax Revenue Bonds, Series A, (FSA)	5.000	06/01/09	830,160
800,000	San Mateo–Foster City, California, School District, General Obligation Bonds, (FSA)	4.000	09/01/13	830,200

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 510,000	Santa Barbara, California, Waterfront Certificates of Participation, (AMBAC)	4.125%	10/01/12	$539,335
1,075,000	Santa Clara County, California, Financing Authority, Series A, (AMBAC)	4.500	05/15/12	1,128,094
500,000	Santa Clara County, California, Transportation District, Sales Tax Revenue Bonds, Series A	4.500	06/01/06	522,415
1,000,000	Santa Rosa, California, Wastewater System Revenue Bonds, Series B	4.000	09/01/11	1,052,500
1,000,000	Southern California Public Power Authority Revenue Bonds, Series A, (MBIA)	5.250	07/01/09	1,108,550
1,000,000	Southern California Public Power Authority Revenue Bonds, Southern Transmission, Series B, (FSA)	4.250	07/01/11	1,066,280
600,000	University of California Revenue Bonds, Multi-Purpose Projects, Series F, (FGIC)	5.000	09/01/08	642,420

	TOTAL TAX- EXEMPT SECURITIES (Cost $56,556,225)			58,518,247

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 3.57%
100,000	California Educational Facilities Authority Revenue Bonds, Santa Clara University Project, (MBIA) (Escrowed to Maturity)	4.900	09/01/06	105,974

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — (continued)
$ 125,000	Los Angeles, California, Department of Water & Power Revenue Bonds, (AMBAC) (Escrowed to Maturity)	4.600%	08/15/06	$126,762
40,000	Metropolitan Water District of Southern California, Revenue Bonds (Escrowed to Maturity)	5.750	07/01/09	45,755
80,000	Metropolitan Water District of Southern California, Revenue Bonds (Prerefunded 07/01/06 @ 102)	5.250	07/01/07	86,484
125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC) (Escrowed to Maturity)	5.600	07/01/06	133,336
400,000	Sacramento County, California, Sanitation District Revenue Bonds (Escrowed to Maturity)	5.500	12/01/05	417,924
825,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, Series A, (MBIA) (Prerefunded 08/01/05 @ 102)	5.500	08/01/22	868,709
500,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 07/01/05 @ 101)	5.500	07/01/20	519,880

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $2,234,706)			2,304,824

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 4.74%
1,526,443	@BlackRock California Money Fund	$1,526,443
1,528,300	@Federated California Money Fund	1,528,300

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,054,743)	3,054,743

TOTAL INVESTMENTS (Cost $61,845,674)	99.05%	$63,877,814
OTHER ASSETS & LIABILITIES (NET)	0.95	614,569

NET ASSETS	100.00%	$64,492,383

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

MBIA—Municipal Bond Insurance Assoc.

FSA—Financial Security Assurance

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	55.58%	$35,848,047
General Obligation Bonds	25.04	16,150,541
Certificates of Participation	6.57	4,237,887
Registered Investment Companies	4.74	3,054,743
Tax Allocation Bonds	3.54	2,281,772
Prerefunded	2.29	1,475,073
Escrowed to Maturity	1.29	829,751

Total Investments	99.05%	$63,877,814
Other Assets & Liabilities (Net)	0.95	614,569

Net Assets	100.00%	$64,492,383

See Notes to Financial Statements.

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Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Managed Income Fund	Intermediate- Term Managed Income Fund	Short-Term Government Securities Fund	High Yield Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$259,495,970	$383,799,495	$465,902,369	$183,787,041

Investments, at value (Note 1)	$268,559,505	$390,716,430	$463,985,148	$186,890,443
Cash	—	—	—	92,831
Interest receivable	1,718,212	2,877,264	2,150,890	4,015,906
Receivable for investments sold	—	—	252,111	4,144,375
Receivable for fund shares sold	232,567	709,441	835,009	385,097

Total Assets	270,510,284	394,303,135	467,223,158	195,528,652
LIABILITIES:
Payable for dividends declared	681,517	1,038,750	981,882	771,583
Payable for investments purchased	—	—	7,391,312	2,743,140
Payable for fund shares redeemed	317,733	181,958	289,081	1,369,538
Investment advisory fees payable (Note 2)	85,263	33,385	47,832	84,347
Administration fees payable (Note 2)	32,798	48,312	57,197	23,621
Shareholder servicing fees payable (Note 2)	52,512	60,760	96,819	39,405
Directors’/Trustees’ fees and expenses payable (Note 2)	1,093	1,640	1,888	1,111
Due to custodian bank	—	9,730	—	—
Accrued expenses and other payables	71,106	72,499	93,382	19,954

Total Liabilities	1,242,022	1,447,034	8,959,393	5,052,699

NET ASSETS	$269,268,262	$392,856,101	$458,263,765	$190,475,953

NET ASSETS consist of:
Distributions in excess of net investment income	$(70,658)	$(91,239)	$(990,455)	$(1,324,853)
Accumulated net realized gain (loss) on investments	1,575,899	444,466	(4,135,703)	(63,057,678)
Unrealized appreciation (depreciation) of investments	9,063,535	6,916,935	(1,917,221)	3,103,402
Par value (Note 5)	28,898	53,803	64,494	404
Paid-in capital in excess of par value	258,670,588	385,532,136	465,242,650	251,754,678

Net Assets	$269,268,262	$392,856,101	$458,263,765	$190,475,953

Net Assets:
Shares	$269,268,262	$392,856,101	$458,263,765	$168,933,725
Institutional shares	—	—	—	21,542,228
Shares Outstanding (Note 5):
Shares	28,897,810	53,802,660	64,493,964	35,789,341
Institutional shares	—	—	—	4,564,338
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$9.32	$7.30	$7.11	$4.72

Institutional shares	—	—	—	$4.72

See Notes to Financial Statements.

Long-Term Tax-Exempt Fund	Intermediate- Term Tax-Exempt Fund	Short-Term Tax-Exempt Securities Fund	New York Intermediate- Term Tax-Exempt Fund	California Tax-Exempt Income Fund

$60,300,396	$341,656,425	$276,220,455	$150,950,205	$61,845,674

$61,942,477	$354,584,063	$276,351,868	$155,557,018	$63,877,814
—	—	—	—	—
734,379	4,326,396	2,834,261	2,184,960	702,635
3,000,000	—	—	—	—
37,139	268,960	173,897	311,635	90,000

65,713,995	359,179,419	279,360,026	158,053,613	64,670,449

126,535	735,070	271,583	296,373	146,221
—	—	—	—	—
4,182	54,288	1,101,335	68,376	5,629
13,983	56,943	34,407	42,612	—
8,244	45,019	35,080	19,545	5,795
16,749	69,899	42,554	26,673	9,927

287	1,716	1,582	742	318
—	—	—	—	—
19,616	63,958	50,299	24,307	10,176

189,596	1,026,893	1,536,840	478,628	178,066

$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383

$—	$—	$—	$—	$—
(903,636)	1,544,163	(274,416)	893,417	16,486
1,642,081	12,927,638	131,413	4,606,813	2,032,140
6,495	37,208	38,641	17,605	8,716
64,779,459	343,643,517	277,927,548	152,057,150	62,435,041

$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383

$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383
—	—	—	—	—

6,495,016	37,208,209	38,640,930	17,604,994	8,715,731
—	—	—	—	—

$10.09	$9.63	$7.19	$8.95	$7.40

—	—	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Managed Income Fund	Intermediate- Term Managed Income Fund	Short-Term Government Securities Fund	High Yield Fund
INVESTMENT INCOME:
Interest income	$6,644,412	$7,985,701	$6,924,315	$6,770,088

EXPENSES:
Investment advisory fees (Note 2)	973,556	683,559	679,712	708,595
Shareholder servicing fees — Shares (Note 2)	314,133	468,730	566,428	186,163
Administration fees (Note 2)	196,839	296,179	343,579	134,291
Transfer agent fees	84,489	21,624	54,477	17,905
Legal and audit fees	36,199	51,334	58,118	26,794
Registration and filing fees	14,047	9,373	12,456	18,172
Shareholder reports	8,617	11,449	14,007	7,280
Custodian fees	6,899	11,525	11,125	3,397
Directors’/Trustees’ fees and expenses (Note 2)	2,966	4,462	5,165	5,376
Miscellaneous expenses	11,577	17,979	16,954	11,460

Total Expenses	1,649,322	1,576,214	1,762,021	1,119,433
Fees waived and reimbursed by:
Investment adviser (Note 2)	(434,589)	(414,180)	(323,350)	(194,162)
Administrator (Note 2)	(43,265)	(65,368)	(75,529)	(29,194)

Net Expenses	1,171,468	1,096,666	1,363,142	896,077

NET INVESTMENT INCOME	5,472,944	6,889,035	5,561,173	5,874,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	354,264	(123,515)	(2,654,477)	182,742
Change in unrealized appreciation/depreciation of investments during the period	(3,564,652)	(5,525,234)	(3,732,334)	138,520

Net realized and unrealized gain (loss) on investments	(3,210,388)	(5,648,749)	(6,386,811)	321,262

Net increase (decrease) in net assets resulting from operations	$2,262,556	$1,240,286	$(825,638)	$6,195,273

See Notes to Financial Statements.

Long-Term Tax-Exempt Fund	Intermediate- Term Tax-Exempt Fund	Short-Term Tax-Exempt Securities Fund	New York Intermediate- Term Tax-Exempt Fund	California Tax-Exempt Income Fund

$1,163,486	$6,044,662	$2,575,994	$2,648,075	$1,179,225

168,253	645,296	458,683	405,501	160,547
81,098	451,710	366,949	194,641	77,063
51,026	279,576	231,874	122,977	48,690
13,217	16,694	7,063	6,076	3,812
14,437	48,704	42,032	25,261	13,065
8,233	10,435	7,381	7,757	6,855
2,456	12,191	9,173	5,231	1,998
3,148	8,614	7,762	4,620	3,630
1,501	8,083	6,715	3,593	1,385
3,991	13,964	12,061	7,110	8,830

347,360	1,495,267	1,149,693	782,767	325,875

(66,125)	(231,735)	(177,883)	(104,910)	(151,868)
(11,284)	(61,864)	(51,897)	(27,280)	(13,023)

269,951	1,201,668	919,913	650,577	160,984

893,535	4,842,994	1,656,081	1,997,498	1,018,241

(355,446)	—	(322,246)	—	17,150
231,474	(3,154,409)	(1,299,129)	(768,916)	(885,006)

(123,972)	(3,154,409)	(1,621,375)	(768,916)	(867,856)

$769,563	$1,688,585	$34,706	$1,228,582	$150,385

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Managed Income Fund	Intermediate- Term Managed Income Fund	Short-Term Government Securities Fund
Six Months Ended September 30, 2004 (Unaudited)
Net investment income	$5,472,944	$6,889,035	$5,561,173
Net realized gain (loss) on security transactions	354,264	(123,515)	(2,654,477)
Change in unrealized appreciation (depreciation) of investments during the period	(3,564,652)	(5,525,234)	(3,732,334)

Net increase (decrease) in net assets resulting from operations	2,262,556	1,240,286	(825,638)
Distributions to shareholders:
From net investment income
Shares	(5,543,602)	(6,980,274)	(6,550,728)
Institutional shares	—	—	—

Total distributions	(5,543,602)	(6,980,274)	(6,550,728)

Increase (decrease) in net assets from fund share transactions (Note 5):
Shares	3,522,462	(14,671,238)	(3,577,564)
Institutional shares	—	—	—

Total from fund share transactions	3,522,462	(14,671,238)	(3,577,564)

Net increase (decrease) in net assets	241,416	(20,411,226)	(10,953,930)
NET ASSETS:
Beginning of period	269,026,846	413,267,327	469,217,695

End of period (1)	$269,268,262	$392,856,101	$458,263,765

(1) Including distributions in excess of net investment income	$(70,658)	$(91,239)	$(990,455)

Year Ended March 31, 2004
Net investment income	$11,400,699	$14,207,657	$10,940,751
Net realized gain (loss) on security transactions	2,230,517	4,745,495	1,337,588
Change in unrealized appreciation (depreciation) of investments during the year	1,241,354	1,253,132	(3,868,234)

Net increase in net assets resulting from operations	14,872,570	20,206,284	8,410,105
Distributions to shareholders:
From net investment income
Shares	(11,408,944)	(14,252,672)	(13,530,916)
Institutional shares	—	—	—
Tax return of capital
Shares	—	—	—
Institutional shares	—	—	—
From net realized gain on investments
Shares	(4,038,025)	(5,570,809)	(1,503,956)

Total distributions	(15,446,969)	(19,823,481)	(15,034,872)

Increase (decrease) in net assets from fund share transactions (Note 5):
Shares	(23,580,863)	8,257,424	(23,676,320)
Institutional Shares	—	—	—

Total from fund share transactions	(23,580,863)	8,257,424	(23,676,320)

Net increase (decrease) in net assets	(24,155,262)	8,640,227	(30,301,087)
NET ASSETS:
Beginning of year	293,182,108	404,627,100	499,518,782

End of year (1)	$269,026,846	$413,267,327	$469,217,695

(1) Including undistributed (distributions in excess of) net investment income	$—	$—	$(900)

See Notes to Financial Statements.

High Yield Fund	Long-Term Tax-Exempt Fund	Intermediate- Term Tax-Exempt Fund	Short-Term Tax-Exempt Securities Fund	New York Intermediate- Term Tax-Exempt Fund	California Tax-Exempt Income Fund

$5,874,011	$893,535	$4,842,994	$1,656,081	$1,997,498	$1,018,241
182,742	(355,446)	—	(322,246)	—	17,150
138,520	231,474	(3,154,409)	(1,299,129)	(768,916)	(885,006)

6,195,273	769,563	1,688,585	34,706	1,228,582	150,385

(4,859,554)	(893,659)	(4,848,539)	(1,668,766)	(1,999,523)	(1,019,505)
(717,716)	—	—	—	—	—

(5,577,270)	(893,659)	(4,848,539)	(1,668,766)	(1,999,523)	(1,019,505)

16,892,641	(7,134,595)	(26,311,296)	(81,146,391)	(19,761,145)	(1,532,873)
(1,151,438)	—	—	—	—	—

15,741,203	(7,134,595)	(26,311,296)	(81,146,391)	(19,761,145)	(1,532,873)

16,359,206	(7,258,691)	(29,471,250)	(82,780,451)	(20,532,086)	(2,401,993)

174,116,747	72,783,090	387,623,776	360,603,637	178,107,071	66,894,376

$190,475,953	$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383

$(1,324,853)	$—	$—	$—	$—	$—

$14,179,264	$2,199,992	$10,391,572	$3,469,027	$4,388,322	$2,027,620
(26,899,527)	2,026,982	6,421,021	138,268	4,269,437	(664)
57,311,938	(1,032,776)	(435,500)	573,155	(1,558,337)	(12,855)

44,591,675	3,194,198	16,377,093	4,180,450	7,099,422	2,014,101

(8,984,610)	(2,199,868)	(10,386,027)	(3,456,342)	(4,385,426)	(2,026,301)
(1,882,202)	—	—	—	—	—

(2,649,803)	—	—	—	—	—
(510,855)	—	—	—	—	—

—	—	(13,530,881)	—	(5,786,218)	—

(14,027,470)	(2,199,868)	(23,916,908)	(3,456,342)	(10,171,644)	(2,026,301)

(4,682,644)	(23,176,722)	(11,938,064)	68,597,584	(6,220,877)	712,830
(20,356,959)	—	—	—	—	—

(25,039,603)	(23,176,722)	(11,938,064)	68,597,584	(6,220,877)	712,830

5,524,602	(22,182,392)	(19,477,879)	69,321,692	(9,293,099)	700,630

168,592,145	94,965,482	407,101,655	291,281,945	187,400,170	66,193,746

$174,116,747	$72,783,090	$387,623,776	$360,603,637	$178,107,071	$66,894,376

$(1,621,594)	$124	$5,545	$12,685	$2,025	$1,264

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on investments		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments	Total Distributions
MANAGED INCOME FUND — (1/9/86*)
Six Months Ended September 30, 2004 (Unaudited)	$9.43	$0.20		$(0.11)		$0.09	$(0.20)		—	$(0.20)
Year Ended March 31,
2004	9.43	0.38		0.14		0.52	(0.38)		$(0.14)	(0.52)
2003	8.95	0.47		0.50		0.97	(0.48)		(0.01)	(0.49)
2002	9.11	0.49		(0.10)		0.39	(0.50)		(0.05)	(0.55)
2001	8.55	0.50		0.56		1.06	(0.50)		—	(0.50)
2000	8.99	0.47		(0.41)		0.06	(0.47)		(0.03)	(0.50)
INTERMEDIATE-TERM MANAGED INCOME FUND — (12/31/92*)
Six Months Ended September 30, 2004 (Unaudited)	$7.40	$0.13		$(0.10)		$0.03	$(0.13)		—	$(0.13)
Year Ended March 31,
2004	7.39	0.26		0.11		0.37	(0.26)		$(0.10)	(0.36)
2003	7.10	0.37		0.36		0.73	(0.40)		(0.04)	(0.44)
2002	7.18	0.39		(0.06)		0.33	(0.39)		(0.02)	(0.41)
2001	6.77	0.42		0.41		0.83	(0.42)		—	(0.42)
2000	7.13	0.40		(0.36)		0.04	(0.40)		—	(0.40)
SHORT-TERM GOVERNMENT SECURITIES FUND — (12/31/92*)
Six Months Ended September 30, 2004 (Unaudited)	$7.22	$0.08		$(0.09)		$(0.01)	$(0.10)		—	$(0.10)
Year Ended March 31,
2004	7.31	0.16		(0.03)		0.13	(0.20)		$(0.02)	(0.22)
2003	7.11	0.26		0.25		0.51	(0.26)		(0.05)	(0.31)
2002	7.09	0.33		0.05		0.38	(0.34)		(0.02)	(0.36)
2001	6.87	0.39		0.22		0.61	(0.39)		—	(0.39)
2000	7.04	0.35		(0.15)		0.20	(0.35)		(0.02)	(0.37)
HIGH YIELD FUND — (10/31/00*)
Shares
Six Months Ended September 30, 2004 (Unaudited)	$4.71	$0.15	(5)	$0.01	(5)	$0.16	$(0.15)		—	$(0.15)
Year Ended March 31,
2004	3.99	0.35	(5)	0.71	(5)	1.06	(0.34	)(6)	—	(0.34)
2003	6.20	0.88	(5)	(1.54	)(5)	(0.66)	(1.55	)(4)	—	(1.55)
2002	7.26	1.08		(1.01)		0.07	(1.09)		$(0.04)	(1.13)
Period Ended March 31, 2001	7.00	0.27		0.26		0.53	(0.27)		—	(0.27)

* Commencement of Operations.

(1)	Expense ratios before waiver to fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	Not Annualized
(3)	Annualized
(4)	Includes a tax return of capital of $(0.51).
(5)	For comparative purposes per share amounts are based on average shares outstanding.
(6)	Includes a tax return of capital of $(0.08).

See Notes to Financial Statements.

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate		Fee Waivers (Note 2)

$9.32	0.96	%(2)	$269,268	0.90	%(3)	1.27	%(3)	4.20	%(3)	33%		$0.02

9.43	5.74%		269,027	0.87%		1.11%		4.06%		84%		0.02
9.43	11.07%		293,182	0.84%		0.95%		5.10%		120%		0.01
8.95	4.34%		247,804	0.87%		1.04%		5.39%		129%		0.02
9.11	12.80%		252,173	0.88%		1.01%		5.81%		99%		0.01
8.55	0.72%		220,480	0.88%		1.00%		5.42%		112%		0.01

$7.30	0.43	%(2)	$392,856	0.56	%(3)	0.80	%(3)	3.52	%(3)	31%		$0.01

7.40	5.25%		413,267	0.56%		0.69%		3.56%		85%		0.01
7.39	10.50%		404,627	0.53%		0.69%		4.56%		98%		0.01
7.10	4.60%		273,267	0.52%		0.69%		5.47%		117%		0.01
7.18	12.73%		219,600	0.56%		0.69%		6.11%		108%		0.01
6.77	0.59%		155,483	0.58%		0.65%		5.80%		122%		—

$7.11	(0.09	)%(2)	$458,264	0.60	%(3)	0.78	%(3)	2.45	%(3)	79%		$0.01

7.22	1.90%		469,218	0.53%		0.67%		2.26%		231%		0.01
7.31	7.27%		499,519	0.49%		0.64%		3.22%		170%		0.01
7.11	5.35%		193,780	0.51%		0.61%		4.33%		75%		0.01
7.09	9.14%		75,694	0.57%		0.67%		5.59%		118%		0.01
6.87	3.02%		59,307	0.54%		0.62%		5.07%		90%		0.01

$4.72	3.40	%(2)	$168,934	1.04	%(3)	1.29	%(3)	6.58	%(3)	39%		$0.01

4.71	27.45%		151,476	1.05%		1.36%		7.79%		170%		0.01
3.99	(10.49)%		131,342	1.08%		1.35%		18.06%		153%		0.01
6.20	1.27%		172,890	1.03%		1.35%		17.56%		310%		0.02
7.26	7.76	%(2)	57,670	1.05	%(3)	1.55	%(3)	9.43	%(3)	169	%(3)	0.01

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions
LONG-TERM TAX-EXEMPT FUND — (02/05/86*)
Six Months Ended September 30, 2004 (Unaudited)	$10.08	$0.13	$0.01	$0.14	$(0.13)	—	$(0.13)
Year Ended March 31,
2004	9.95	0.26	0.13	0.39	(0.26)	—	(0.26)
2003	9.48	0.29	0.47	0.76	(0.29)	—	(0.29)
2002	9.62	0.36	(0.14)	0.22	(0.36)	—	(0.36)
2001	8.99	0.40	0.63	1.03	(0.40)	—	(0.40)
2000	9.87	0.42	(0.82)	(0.40)	(0.42)	$(0.06)	(0.48)
INTERMEDIATE-TERM TAX-EXEMPT FUND — (12/03/85*)
Six Months Ended September 30, 2004 (Unaudited)	$9.69	$0.13	$(0.06)	$0.07	$(0.13)	—	$(0.13)
Year Ended March 31,
2004	9.88	0.26	0.15	0.41	(0.26)	$(0.34)	(0.60)
2003	9.39	0.31	0.55	0.86	(0.31)	(0.06)	(0.37)
2002	9.57	0.35	(0.12)	0.23	(0.35)	(0.06)	(0.41)
2001	9.06	0.38	0.51	0.89	(0.38)	—	(0.38)
2000	9.49	0.37	(0.43)	(0.06)	(0.37)	—	(0.37)
SHORT-TERM TAX-EXEMPT SECURITIES FUND — (12/31/92*)
Six Months Ended September 30, 2004 (Unaudited)	$7.22	$0.04	$(0.03)	$0.01	$(0.04)	—	$(0.04)
Year Ended March 31,
2004	7.20	0.08	0.02	0.10	(0.08)	—	(0.08)
2003	7.17	0.12	0.03	0.15	(0.12)	—	(0.12)
2002	7.15	0.20	0.03	0.23	(0.20)	$(0.01)	(0.21)
2001	7.02	0.28	0.13	0.41	(0.28)	—	(0.28)
2000	7.17	0.25	(0.15)	0.10	(0.25)	—	(0.25)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND — (05/31/90*)
Six Months Ended September 30, 2004 (Unaudited)	$8.97	$0.11	$(0.02)	$0.09	$(0.11)	—	$(0.11)
Year Ended March 31,
2004	9.12	0.22	0.14	0.36	(0.22)	$(0.29)	(0.51)
2003	8.74	0.27	0.51	0.78	(0.27)	(0.13)	(0.40)
2002	8.83	0.31	(0.09)	0.22	(0.31)	—	(0.31)
2001	8.34	0.33	0.49	0.82	(0.33)	—	(0.33)
2000	8.80	0.32	(0.37)	(0.05)	(0.32)	(0.09)	(0.41)
CALIFORNIA TAX-EXEMPT INCOME FUND — (10/01/96*)
Six Months Ended September 30, 2004 (Unaudited)	$7.49	$0.12	$(0.09)	$0.03	$(0.12)	—	$(0.12)
Year Ended March 31,
2004	7.49	0.24	—	0.24	(0.24)	—	(0.24)
2003	7.27	0.25	0.22	0.47	(0.25)	— (2)	(0.25)
2002	7.30	0.26	(0.02)	0.24	(0.26)	$(0.01)	(0.27)
2001	7.07	0.26	0.23	0.49	(0.26)	—	(0.26)
2000	7.25	0.26	(0.18)	0.08	(0.26)	—	(0.26)

* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	Amount represents less than $0.01 per share.
(3)	Not Annualized
(4)	Annualized

See Notes to Financial Statements.

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$10.09	1.43	%(3)	$65,524	0.80	%(4)	1.03	%(4)	2.65	%(4)	51%	$0.01

10.08	4.01%		72,783	0.73%		0.80%		2.64%		111%	0.01
9.95	8.12%		94,965	0.70%		0.77%		2.99%		51%	0.01
9.48	2.29%		115,178	0.72%		0.82%		3.66%		35%	0.01
9.62	11.69%		135,515	0.77%		0.83%		4.33%		60%	0.01
8.99	(4.01)%		121,998	0.75%		0.83%		4.54%		78%	0.01

$9.63	0.70	%(3)	$358,153	0.65	%(4)	0.81	%(4)	2.62	%(4)	0%	$0.01

9.69	4.19%		387,624	0.56%		0.63%		2.60%		31%	0.01
9.88	9.31%		407,102	0.51%		0.59%		3.15%		48%	0.01
9.39	2.41%		370,018	0.52%		0.64%		3.67%		67%	0.01
9.57	10.07%		341,170	0.57%		0.64%		4.17%		84%	0.01
9.06	(0.58)%		292,671	0.57%		0.64%		4.06%		91%	0.01

$7.19	0.13	%(3)	$277,823	0.60	%(4)	0.75	%(4)	1.08	%(4)	10%	$0.01

7.22	1.40%		360,604	0.47%		0.59%		1.12%		99%	0.01
7.20	2.04%		291,282	0.46%		0.58%		1.57%		31%	0.01
7.17	3.20%		165,690	0.48%		0.55%		2.60%		111%	0.01
7.15	5.94%		83,336	0.58%		0.65%		3.97%		42%	—
7.02	1.39%		54,226	0.56%		0.63%		3.54%		130%	—

$8.95	1.02	%(3)	$157,575	0.80	%(4)	0.96	%(4)	2.46	%(4)	0%	$0.01

8.97	4.06%		178,107	0.68%		0.73%		2.41%		42%	—	(2)
9.12	8.96%		187,400	0.67%		0.72%		2.96%		43%	—	(2)
8.74	2.54%		178,608	0.67%		0.72%		3.53%		45%	—
8.83	10.02%		144,421	0.73%		0.75%		3.90%		39%	—
8.34	(0.51)%		126,378	0.73%		0.75%		3.82%		64%	—

$7.40	0.38	%(3)	$64,492	0.50	%(4)	1.01	%(4)	3.16	%(4)	7%	$0.02

7.49	3.19%		66,894	0.50%		0.90%		3.14%		15%	0.03
7.49	6.59%		66,194	0.46%		0.50%		3.36%		9%	—	(2)
7.27	3.32%		58,230	0.50%		0.87%		3.55%		4%	0.03
7.30	7.09%		54,605	0.50%		0.97%		3.69%		6%	0.03
7.07	1.13%		65,034	0.50%		0.95%		3.67%		16%	0.03

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) was incorporated under the laws of the State of Maryland on August 8, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, and operate the Funds (as defined below) as open-ended diversified management investment companies with the exception of New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund, each of which are non-diversified.

Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust currently offer shares in fifteen, seven and nine managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Managed Income Fund, Intermediate-Term Managed Income Fund, Short-Term Government Securities Fund, portfolios of Excelsior Fund, Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund, portfolios of Excelsior Tax-Exempt Fund, and High Yield Fund, a portfolio of the Trust (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The High Yield Fund offers two classes of shares:    Shares and Institutional shares. The Financial Highlights of the Institutional shares as well as the financial statements for the remaining portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized exchange are valued at the last quoted sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the “Service”) based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less, variable rate demand notes and securities without options exercisable within one year, are valued at amortized cost, which approximates market value. Bid price is used when no asked price is available. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Directors/Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Directors/Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the security will be valued in accordance with the Committee’s fair valuation procedures. In addition, price movements are monitored among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Committee, the security will be fair valued.

Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

(c) Concentration of risks:

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

At September 30, 2004, approximately, 96% of the net assets of the New York Intermediate-Term Tax-Exempt Fund are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

At September 30, 2004, approximately, 94% of the net assets of the California Tax-Exempt Income Fund are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

(d) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

If the value of the underlying securities falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(e) TBA Purchase Commitments:

The Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(f) Mortgage Dollar Rolls:

The Funds may enter into mortgage dollar rolls (principally in securities referred to as TBAs, see note 1(e)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

(g) Securities purchased on a when-issued basis:

Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a fund’s net asset value if the Fund makes such investments while remaining substantially fully invested.

(h) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(i) Expense allocation:

Expenses incurred by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust with respect to any two or more of their respective Funds are allocated in proportion to the average net assets of each of their respective Funds, except where allocations of direct expenses to each Fund can be fairly made. Expenses directly attributable to a Fund are charged to that Fund. Shareholder servicing fees relating to a specific class are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together the “Adviser”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly, at the following annual contractual percentages of each Fund’s average daily net assets:

Managed Income Fund	0.75%
Intermediate-Term Managed Income Fund	0.35%
Short-Term Government Securities Fund	0.30%
High Yield Fund	0.80%
Long-Term Tax-Exempt Fund	0.50%
Intermediate-Term Tax-Exempt Fund	0.35%
Short-Term Tax-Exempt Securities Fund	0.30%
New York Intermediate-Term Tax-Exempt Fund	0.50%
California Tax-Exempt Income Fund	0.50%

Fees may be reduced subject to voluntary or contractual waivers, as discussed below, and therefore actual fees may be less than those reflected above. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company (a wholly-owned subsidiary of Federated Investors, Inc.) (collectively, the “Administrators”) provide administrative services to Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the five month period ended August 31, 2004, U.S. Trust Company, N.A. voluntarily agreed to waive a portion of its administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2004, administration fees charged by U.S. Trust Company, N.A. were as follows:

	Administration Fees	Waiver of Administration Fees	Net Administration Fees
Managed Income Fund	$159,969	$(43,265)	$116,704
Intermediate-Term Managed Income Fund	240,676	(65,368)	175,308
Short-Term Government Securities Fund	279,213	(75,529)	203,684
High Yield Fund	109,155	(29,194)	79,961
Long-Term Tax-Exempt Fund	41,470	(11,284)	30,186
Intermediate-Term Tax-Exempt Fund	227,206	(61,864)	165,342
Short-Term Tax-Exempt Securities Fund	188,408	(51,897)	136,511
New York Intermediate-Term Tax-Exempt Fund	99,942	(27,280)	72,662
California Tax-Exempt Income Fund	39,569	(13,023)	26,546

From time to time, in its sole discretion, the Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2004, the Adviser has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Managed Income Fund — Shares	0.90%
Intermediate-Term Managed Income Fund — Shares	0.65%
Short-Term Government Securities Fund — Shares	0.60%
High Yield Fund — Shares	1.05%
Long-Term Tax-Exempt Fund — Shares	0.80%
Intermediate-Term Tax-Exempt Fund — Shares	0.65%
Short-Term Tax-Exempt Securities Fund — Shares	0.60%
New York Intermediate-Term Tax-Exempt Fund — Shares	0.80%
California Tax-Exempt Income Fund — Shares	0.50%
High Yield Fund — Institutional Shares	0.80%

The Funds have entered into shareholder servicing agreements with various service organizations, which may include Charles Schwab & Co., Inc. and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of its shares held by each service organizations’ customers. For the six months ended September 30, 2004, shareholder servicing fees paid to Charles Schwab & Co., Inc. and U.S. Trust were as follows:

Managed Income Fund	$280,177
Intermediate-Term Managed Income Fund	464,218
Short-Term Government Securities Fund	524,154
High Yield Fund	170,962
Long-Term Tax-Exempt Fund	75,702
Intermediate-Term Tax-Exempt Fund	435,587
Short-Term Tax-Exempt Securities Fund	376,917
New York Intermediate-Term Tax-Exempt Fund	197,554
California Tax-Exempt Income Fund	78,747

Edgewood Services, Inc. (the “Distributor”) (a wholly-owned subsidiary of Federated Investors, Inc.), serves as the distributor of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Fund Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of the Fund’s outstanding shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2004.

Effective July 31, 2004, each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each Independent Director of Excelsior Fund and Excelsior Tax-Exempt Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust received an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman of the Board received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Trustees and Directors are reimbursed by the Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2004, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
Managed Income Fund
U.S. Government	$49,038,535	$58,340,277
Other	27,933,364	17,932,040
Intermediate-Term Managed Income Fund
U.S. Government	38,039,132	53,325,156
Other	70,065,873	59,444,363
Short-Term Government Securities Fund
U.S. Government	197,935,953	256,398,378
Other	155,901,397	78,712,044
High Yield Fund	65,240,985	63,646,461
Long-Term Tax-Exempt Fund	30,646,270	23,193,825
Intermediate-Term Tax-Exempt Fund	—	—
Short-Term Tax-Exempt Securities Fund	16,124,850	46,685,350
New York Intermediate-Term Tax-Exempt Fund	—	—
California Tax-Exempt Income Fund	4,088,357	4,684,181

4.    Federal Taxes:

It is the policy of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve month periods ending October 31 and December 31 each year.

Net realized and unrealized gains of the Funds derived in certain countries are subject to foreign taxation.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise.

The estimated tax character of dividends and distributions declared for the six months ended September 30, 2004 and the tax character of dividends and distributions declared during the year ended March 31, 2004, were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital	Total
Managed Income Fund
Six months ended September 30, 2004*	$5,543,602	—	—	—	$5,543,602
Year ended March 31, 2004	12,669,037	—	$2,777,932	—	15,446,969
Intermediate-Term Managed Income Fund
Six months ended September 30, 2004*	6,980,274	—	—	—	6,980,274
Year ended March 31, 2004	15,706,998	—	4,116,483	—	19,823,481
Short-Term Government Securities Fund
Six months ended September 30, 2004*	6,550,728	—	—	—	6,550,728
Year ended March 31, 2004	15,034,872	—	—	—	15,034,872
High Yield Fund
Six months ended September 30, 2004*	5,577,270	—	—	—	5,577,270
Year ended March 31, 2004	10,866,812	—	—	$3,160,658	14,027,470
Long-Term Tax-Exempt Fund
Six months ended September 30, 2004*	—	$893,659	—	—	893,659
Year ended March 31, 2004	—	2,199,868	—	—	2,199,868
Intermediate-Term Tax-Exempt Fund
Six months ended September 30, 2004*	—	4,848,539	—	—	4,848,539
Year ended March 31, 2004	1,128,243	10,386,027	12,402,638	—	23,916,908
Short-Term Tax-Exempt Securities Fund
Six months ended September 30, 2004*	—	1,668,766	—	—	1,668,766
Year ended March 31, 2004	—	3,456,342	—	—	3,456,342
New York Intermediate-Term Tax-Exempt Fund
Six months ended September 30, 2004*	—	1,999,523	—	—	1,999,523
Year ended March 31, 2004	303,039	4,386,298	5,482,307	—	10,171,644
California Tax-Exempt Income Fund
Six months ended September 30, 2004*	—	1,019,505	—	—	1,019,505
Year ended March 31, 2004	—	2,026,301	—	—	2,026,301

*	Tax character of distributions cannot be determined until the portfolio has completed its taxable year ending March 31, 2005, therefore distributions have currently been reflected as paid from ordinary/tax-exempt income.

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Tax-Exempt Income	Long- Term Capital Gains	Post- October Losses	Capital Loss Carryforward	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
Managed Income Fund	$1,183,914	—	$1,030,908	—	—	$12,628,187	$(993,187)	$13,849,822
Intermediate-Term Managed Income Fund	1,205,715	—	568,739	—	—	12,441,407	(1,205,711)	13,010,150
Short-Term Government Securities Fund	1,217,545	—	—	—	$(1,481,228)	1,815,113	(1,218,443)	332,987
High Yield Fund	—	—	—	$(3,430,494)	(59,742,362)	2,983,328	(1,707,604)	(61,897,132)
Long-Term Tax-Exempt Fund	—	$147,924	—	—	(548,194)	1,410,607	(147,796)	862,541
Intermediate-Term Tax-Exempt Fund	256,062	851,303	1,288,102	—	—	16,082,047	(845,759)	17,631,755
Short-Term Tax-Exempt Securities Fund	24,949	295,012	22,878	—	—	1,430,542	(282,324)	1,491,057
New York Intermediate-Term Tax-Exempt Fund	—	345,043	893,415	—	—	5,375,729	(343,016)	6,271,171
California Tax-Exempt Income Fund	—	171,112	—	—	(664)	2,917,146	(169,848)	2,917,746

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2004, the following Funds had capital loss carryforwards available to offset future net realized capital gains through the indicated expiration dates:

	Expiration Date March 31, 2009	Expiration Date March 31, 2010	Expiration Date March 31, 2011	Expiration Date March 31, 2012	Total
Short-Term Government Securities Fund	—	—	—	$1,481,228	$1,481,228
High Yield Fund	—	$2,181,571	$17,456,849	40,103,942	59,742,362
Long-Term Tax-Exempt Fund	$548,194	—	—	—	548,194
California Tax-Exempt Income Fund	—	—	—	664	664

During the year ended March 31, 2004, certain Funds utilized capital loss carryforwards in the following amounts to offset realized capital gains:

Long-Term Tax-Exempt Fund	$1,999,078
Short-Term Tax-Exempt Securities Fund	90,440

At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Managed Income Fund	$259,495,970	$9,580,075	$(516,540)	$9,063,535
Intermediate-Term Managed Income Fund	383,799,495	8,187,857	(1,270,922)	6,916,935
Short-Term Government Securities Fund	465,902,369	873,301	(2,790,522)	(1,917,221)
High Yield Fund	183,787,041	6,950,753	(3,847,351)	3,103,402
Long-Term Tax-Exempt Fund	60,300,396	1,779,742	(137,661)	1,642,081
Intermediate-Term Tax-Exempt Fund	341,656,425	13,225,339	(297,701)	12,927,638
Short-Term Tax-Exempt Securities Fund	276,220,455	424,103	(292,690)	131,413
New York Intermediate-Term Tax-Exempt Fund	150,950,205	4,764,189	(157,376)	4,606,813
California Tax-Exempt Income Fund	61,845,674	2,131,240	(99,100)	2,032,140

5.    Capital Transactions:

Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 750 million shares of the Managed Income Fund; 1.5 billion shares of the Intermediate-Term Managed Income Fund; and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

Excelsior Tax-Exempt Fund currently has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Tax-Exempt Fund’s Board of Directors.

The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

	Managed Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	2,768,768	$25,575,923	6,431,529	$60,736,685
Issued as reinvestment of dividends	146,836	1,351,144	447,581	4,191,949
Redeemed	(2,557,450)	(23,404,605)	(9,433,164)	(88,509,497)

Net Increase (Decrease)	358,154	$3,522,462	(2,554,054)	$(23,580,863)

	Intermediate-Term Managed Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	5,850,847	$42,425,169	17,987,899	$133,005,733
Issued as reinvestment of dividends	60,028	434,210	161,101	1,185,497
Redeemed	(7,957,564)	(57,530,617)	(17,028,047)	(125,933,806)

Net Increase (Decrease)	(2,046,689)	$(14,671,238)	1,120,953	$8,257,424

	Short-Term Government Securities Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	15,348,797	$109,260,606	52,359,121	$379,822,103
Issued as reinvestment of dividends	111,414	791,790	222,097	1,603,649
Redeemed	(15,979,205)	(113,629,960)	(55,936,678)	(405,102,072)

Net (Decrease)	(518,994)	$(3,577,564)	(3,355,460)	$(23,676,320)

	High Yield Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold
Shares	12,359,841	$57,615,996	32,989,833	$146,064,602
Institutional shares	163,454	756,084	1,199,226	5,249,685
Issued as reinvestment of dividends
Shares	159,358	745,419	367,138	1,637,682
Institutional shares	14	63	6,757	29,643
Redeemed
Shares	(8,913,307)	(41,468,774)	(34,133,033)	(152,384,928)
Institutional shares	(409,918)	(1,907,585)	(5,737,764)	(25,636,287)

Net Increase (Decrease)	3,359,442	$15,741,203	(5,307,843)	$(25,039,603)

	Long-Term Tax-Exempt Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	578,084	$5,695,610	1,973,824	$19,719,700
Issued as reinvestment of dividends	15,181	150,739	33,235	330,955
Redeemed	(1,315,963)	(12,980,944)	(4,333,803)	(43,227,377)

Net (Decrease)	(722,698)	$(7,134,595)	(2,326,744)	$(23,176,722)

	Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	3,619,312	$34,312,984	10,553,521	$104,290,828
Issued as reinvestment of dividends	43,920	417,156	183,521	1,779,145
Redeemed	(6,437,404)	(61,041,436)	(11,939,158)	(118,008,037)

Net (Decrease)	(2,774,172)	$(26,311,296)	(1,202,116)	$(11,938,064)

	Short-Term Tax-Exempt Securities Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	3,592,426	$25,768,075	29,901,468	$215,547,037
Issued as reinvestment of dividends	10,780	77,243	17,156	123,645
Redeemed	(14,934,262)	(106,991,709)	(20,414,339)	(147,073,098)

Net Increase (Decrease)	(11,331,056)	$(81,146,391)	9,504,285	$68,597,584

	New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	790,260	$6,981,163	4,175,816	$38,017,393
Issued as reinvestment of dividends	22,491	198,420	120,743	1,083,430
Redeemed	(3,072,921)	(26,940,728)	(4,975,150)	(45,321,700)

Net (Decrease)	(2,260,170)	$(19,761,145)	(678,591)	$(6,220,877)

	California Tax-Exempt Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	1,596,733	$11,760,571	2,479,328	$18,593,918
Issued as reinvestment of dividends	14,775	108,614	17,600	131,929
Redeemed	(1,828,420)	(13,402,058)	(2,405,845)	(18,013,017)

Net Increase (Decrease)	(216,912)	$(1,532,873)	91,083	$712,830

6.    Line of Credit:

The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the redemption of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter, and is included in miscellaneous expenses on the statements of operations. For the six months ended September 30, 2004, the Funds had no borrowings under the agreement.

7.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp.et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D.

Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

9.    Change in Independent Registered Public Accounting Firm:

The Funds’ Boards of Directors/Trustees and Joint Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP (“E&Y”) as the Funds’ independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Funds, there was no disagreement between E&Y and the Funds on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Boards of Directors/Trustees of the Funds, their Chief Financial Officer and the Joint Audit Committee have reviewed the Funds’ March 31, 2004 financial statements and have concluded that they were prepared in accordance with all disclosed accounting policies and that they fairly represent, in all material respects, the financial condition of the Funds as of the date of those statements. The Boards and the Joint Audit Committee have engaged Deloitte & Touche LLP (“D&T”) as the Funds’ independent registered public accounting firm, and D&T will perform a re-audit of the Funds’ March 31, 2004 financial statements. The results of this re-audit will be reported to the Funds and their shareholders upon its completion.

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/04	Ending Account Value 09/30/04	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Managed Income Fund — Shares	$1,000.00	$1,009.60	0.90%	$4.53
Intermediate-Term Managed Income Fund — Shares	1,000.00	1,004.30	0.56	2.81
Short-Term Government Securities Fund — Shares	1,000.00	999.10	0.60	3.01
High Yield Fund — Shares	1,000.00	1,034.00	1.04	5.30
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,014.30	0.80	4.04
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,007.00	0.65	3.27
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,001.30	0.60	3.01
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,010.20	0.80	4.03
California Tax-Exempt Income Fund — Shares	1,000.00	1,003.80	0.50	2.51

Hypothetical 5% Return
Managed Income Fund — Shares	1,000.00	1,020.56	0.90	4.56
Intermediate-Term Managed Income Fund — Shares	1,000.00	1,022.26	0.56	2.84
Short-Term Government Securities Fund — Shares	1,000.00	1,022.06	0.60	3.04
High Yield Fund — Shares	1,000.00	1,019.85	1.04	5.27
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.81	0.65	3.29
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,022.06	0.60	3.04
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
California Tax-Exempt Income Fund — Shares	1,000.00	1,022.56	0.50	2.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-FIXED INC-0904

Item 2.	Code of Ethics.

Not applicable for a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors after Registrant last provided disclosure in response to the requirement of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 10.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable for a semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)*	/s/ Mary Martinez
Mary Martinez President

Date 12/07/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Martinez
Mary Martinez President

Date 12/07/04

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady Treasurer, Chief Financial Officer and Chief Accounting Officer

Date 12/07/04

*	Print the name and title of each signing officer under his or her signature.